UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)
Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: July 31
Date of reporting period: April 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Technical Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2011

Technical Opportunities
As of 4-30-11 (Unaudited)

	Shares	Value

Common Stocks 98.73%		$710,733,179

(Cost $613,318,552)

Consumer Discretionary 25.27%		181,936,381

Auto Components 0.95%
Tenneco, Inc. (I)	148,100	6,843,700

Automobiles 0.65%
Astra International Tbk PT	713,500	4,691,243

Hotels, Restaurants & Leisure 8.02%
7 Days Group Holdings, Ltd., ADR (I)(L)	62,300	1,431,654
Buffalo Wild Wings, Inc. (I)(L)	86,200	5,266,820
Chipotle Mexican Grill, Inc. (I)(L)	38,400	10,244,736
Genting Singapore PLC (I)	4,343,000	7,724,970
Melco Crown Entertainment Ltd., ADR (I)(L)	900,500	9,671,370
Wendy's/Arby's Group, Inc., Class A	1,865,611	8,992,245
Wynn Macau, Ltd.	744,000	2,679,009
Wynn Resorts, Ltd.	79,700	11,727,855
Household Durables 1.58%
SodasStream International, Ltd. (I)	76,400	3,494,536
Tupperware Brands Corp.	123,400	7,856,878

Internet & Catalog Retail 6.88%
Amazon.com, Inc. (I)	167,100	32,835,150
Dena Company, Ltd.	245,900	9,238,950
E-Commerce China Dangdang, Inc., ADR (I)(L)	324,880	7,475,489

Media 2.12%
Sirius XM Radio, Inc. (I)(L)	2,490,600	4,956,294
The Interpublic Group of Companies, Inc.	410,900	4,828,075
The Walt Disney Company	127,500	5,495,250

Specialty Retail 0.32%
Belle International Holdings, Ltd.	1,184,000	2,321,550

Textiles, Apparel & Luxury Goods 4.75%
CROCS, Inc. (I)	148,500	2,986,335
Gildan Activewear Inc.	206,783	7,686,124
Lululemon Athletica, Inc. (I)(L)	94,200	9,422,826
Oxford Industries, Inc.	66,700	2,291,145
Steven Madden, Ltd. (I)	60,200	3,199,630
Under Armour, Inc., Class A (I)(L)	125,249	8,574,547

Consumer Staples 3.85%		27,709,534

Food Products 3.85%
Golden Agri-Resources, Ltd.	10,749,000	5,860,486
Green Mountain Coffee Roasters, Inc. (I)(L)	326,300	21,849,048

Energy 7.01%		50,454,634

Energy Equipment & Services 2.31%
FMC Technologies, Inc. (I)	210,100	9,765,448
Rowan Companies, Inc. (I)	165,100	6,884,670

Oil, Gas & Consumable Fuels 4.70%
Alpha Natural Resources, Inc. (I)(L)	355,500	20,679,435
Denbury Resources, Inc. (I)	265,300	5,987,821
Valero Energy Corp.	252,200	7,137,260

1

Technical Opportunities
As of 4-30-11 (Unaudited)

	Shares	Value

Financials 0.46%		$3,281,374

Real Estate Management & Development 0.46%
Wheelock and Company, Ltd.	789,000	3,281,374

Health Care 4.40%		31,690,924

Biotechnology 0.93%
NPS Pharmaceuticals, Inc. (I)	648,600	6,725,982

Health Care Equipment & Supplies 0.97%
Intuitive Surgical, Inc. (I)(L)	20,000	6,994,000

Health Care Providers & Services 1.01%
Catalyst Health Solutions, Inc. (I)	121,758	7,251,906

Pharmaceuticals 1.49%
Endo Pharmaceuticals Holdings, Inc. (I)	89,000	3,485,240
Impax Laboratories, Inc. (I) (L)	264,200	7,233,796

Industrials 10.69%		76,937,455

Aerospace & Defense 1.58%
Cubic Corp.	210,003	11,356,962

Electrical Equipment 1.11%
Zumtobel AG (L)	219,770	7,976,919

Machinery 7.49%
Hexagon AB	204,334	5,310,005
Hyundai Heavy Industries Company, Ltd.	15,395	7,706,038
Joy Global, Inc. (L)	138,000	13,931,100
Pall Corp.	146,900	8,584,836
SKF AB, B Shares (L)	123,180	3,894,269
Terex Corp. (I)	244,900	8,517,622
Timken Company	57,800	3,259,342
Weichai Power Company, Ltd.	399,000	2,737,461

Professional Services 0.51%
Acacia Research - Acacia Technologies (I)	89,100	3,662,901

Information Technology 23.83%		171,580,048

Communications Equipment 3.59%
AAC Acoustic Technologies Holdings, Inc.	2,194,000	5,766,865
Acme Packet, Inc. (I)(L)	107,800	8,905,358
Harmonic, Inc. (I)(L)	544,000	4,504,320
ZTE Corp., Class H	1,849,440	6,656,185

Computers & Peripherals 2.07%
EMC Corp. (I)	525,800	14,901,172

Internet Software & Services 7.04%
Baidu, Inc., SADR (I)	58,300	8,658,716
eBay, Inc. (I)	293,700	10,103,280
Netease.com, Inc., ADR (I)(L)	182,300	8,983,744
Qihoo 360 Technology Company, Ltd., ADR (I)(L)	86,700	2,470,950
Sohu.com, Inc. (I)	87,700	9,275,152
Tencent Holdings, Ltd. (I)	288,200	8,288,672
Youku.com, Inc., SADR (I)(L)	48,800	2,885,056

IT Services 1.70%
Cardtronics, Inc. (I)	215,500	4,579,375
Teradata Corp. (I)	137,090	7,666,073

2

Technical Opportunities
As of 4-30-11 (Unaudited)

		Shares	Value

Information Technology (continued)

Semiconductors & Semiconductor Equipment 3.95%
Cavium Networks, Inc. (I)(L)		151,700	$7,163,274
OmniVision Technologies, Inc. (I)(L)		468,200	15,731,520
TriQuint Semiconductor, Inc. (I)(L)		404,300	5,567,211

Software 5.48%
AutoNavi Holdings, Ltd., ADR (I)		105,200	1,894,652
BMC Software, Inc. (I)		141,400	7,102,522
Citrix Systems, Inc. (I)		139,000	11,723,260
NetSuite, Inc. (I)(L)		120,967	4,186,668
Salesforce.com, Inc. (I)(L)		83,400	11,559,240
Taleo Corp. (I)(L)		82,900	3,006,783

Materials 22.14%			159,392,001

Chemicals 3.20%
Agrium, Inc.		139,700	12,633,071
The Mosaic Company		138,900	10,398,054

Construction Materials 1.61%
Anhui Conch Cement Company, Ltd.		2,452,500	11,595,418

Metals & Mining 16.35%
Allegheny Technologies, Inc. (L)		141,700	10,202,400
Allied Nevada Gold Corp. (I)(L)		195,700	8,426,842
Cliffs Natural Resources, Inc.		72,000	6,747,840
Goldcorp, Inc.		258,800	14,448,804
IAMGOLD Corp.		657,400	13,641,050
Kumba Iron Ore, Ltd.		60,758	4,449,170
Molycorp, Inc. (I)		76,800	5,629,440
New Gold, Inc. (I)		487,100	5,455,520
Rare Element Resources, Ltd. (I)(L)		420,300	6,073,335
Rio Tinto PLC (I)		86,374	6,303,553
Silver Wheaton Corp.		267,200	10,853,664
Walter Energy, Inc. (L)		129,800	17,940,956
Xstrata PLC		296,337	7,541,002

Paper & Forest Products 0.98%
Sino-Forest Corp. (I)		283,800	7,051,882

Telecommunication Services 1.08%			7,750,828

Wireless Telecommunication Services 1.08%
Softbank Corp.		183,800	7,750,828

	Yield	Shares	Value

Securities Lending Collateral 22.99%			$165,466,756

(Cost $165,448,648)

John Hancock Collateral Investment Trust (W)	0.2616%(Y)	16,533,614	165,466,756

		Par value	Value

Short-Term Investments 2.33%			$16,800,000

(Cost $16,800,000)

Repurchase Agreement 2.33%			16,800,000

BNP Paribas Tri-Party Repurchase Agreement dated 4-29-11 at 0.050% to be repurchased at $16,800,070 on 5-2-11, collateralized by $17,063,759, Federal Home
Loan Mortgage Corporation, 6.000% due 5-1-39 (valued at $17,136,000, including
interest)		$16,800,000	16,800,000

3

Technical Opportunities
As of 4-30-11 (Unaudited)

Total investments (Cost $795,567,200)† 124.05%	$892,999,935

Other assets and liabilities, net (24.05%)	($173,138,121)

Total net assets 100.00%	$719,861,814

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR	American Depositary Receipts

SADR	Sponsored American Depositary Receipts

(I)	Non-income producing security.

(L)	All or a portion of this security is on loan as of 4-30-11.

(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y)	The rate shown is the annualized seven-day yield as of 4-30-11.

†	At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $801,364,315.
Net unrealized appreciation aggregated $91,635,620, of which $102,914,366 related to appreciated investment securities and $11,278,746 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 4-30-11:

United States	61%
Canada	11%
China	11%
Hong Kong	3%
Japan	2%
United Kingdom	2%
Singapore	2%
Sweden	1%
Austria	1%
South Korea	1%
Indonesia	1%
South Africa	1%
Israel	1%
Cayman Islands	1%
Short Term Investments & Other	1%

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				Level 3
	Total Market			Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	4-30-11	Price	Observable Inputs	Inputs

Common Stocks
Consumer Discretionary	$181,936,381	$155,280,659	$26,655,722	—
Consumer Staples	27,709,534	21,849,048	5,860,486	—
Energy	50,454,634	50,454,634	—	—
Financials	3,281,374	—	3,281,374	—
Health Care	31,690,924	31,690,924	—	—
Industrials	76,937,455	49,312,763	27,624,692	—
Information Technology	171,580,048	150,868,326	20,711,722	—
Materials	159,392,001	129,502,858	29,889,143	—
Telecommunication Services	7,750,828	—	7,750,828	—
Securities Lending Collateral	165,466,756	165,466,756	—	—
Short-Term Investments	16,800,000	—	16,800,000	—

Total Investments in Securities	$892,999,935	$754,425,968	$138,573,967	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in other open-end management investment companies, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market

5

events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.

347Q3 4/11
6/11

John Hancock
MUTUAL FUNDS

John Hancock Multi Sector Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2011

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 36.75%				$387,120,565

(Cost $375,304,852)

Consumer Discretionary 5.94%				62,601,888

Auto Components 0.16%
Allison Transmission, Inc.(S)	7.125	05/15/19	$500,000	507,500
Tenneco, Inc.	7.750	08/15/18	550,000	584,375
TRW Automotive, Inc.(S)	8.875	12/01/17	250,000	282,500
Uncle Acquisition 2010 Corp.(S)	8.625	02/15/19	280,000	297,500

Auto Manufacturers 0.22%
Volvo Treasury AB(S)	5.950	04/01/15	2,135,000	2,356,453

Automobiles 0.17%
Hyundai Capital Services, Inc.(S)	6.000	05/05/15	1,625,000	1,776,780

Diversified Consumer Services 0.12%
Education Management LLC/Education Management
Finance Corp.	8.750	06/01/14	700,000	714,000
SSI Investments II/SSI Company-Issuer LLC	11.125	06/01/18	350,000	392,875
The ServiceMaster Company	7.450	08/15/27	250,000	206,875

Hotels, Restaurants & Leisure 0.57%
American Casino & Entertainment Properties LLC	11.000	06/15/14	135,000	143,775
Ameristar Casinos, Inc.(S)	7.500	04/15/21	325,000	332,719
Boyd Gaming Corp.(S)	9.125	12/01/18	525,000	544,688
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	425,000	433,500
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	350,000	399,000
Cap Cana SA(H)	10.000	04/30/16	320,561	160,281
Cap Cana SA	10.000	04/30/16	222,300	155,610
DineEquity, Inc.(S)	9.500	10/30/18	75,000	81,938
Harrah's Operating Company, Inc.	5.375	12/15/13	275,000	260,563
Isle of Capri Casinos, Inc.(S)	7.750	03/15/19	225,000	229,500
Isle of Capri Casinos, Inc.	7.000	03/01/14	525,000	526,313
Jacobs Entertainment, Inc.	9.750	06/15/14	70,000	71,925
MGM Mirage, Inc.	5.875	02/27/14	600,000	586,500
MGM Resorts International(S)	10.000	11/01/16	325,000	350,188
MGM Resorts International	9.000	03/15/20	250,000	278,750
MGM Resorts International	6.875	04/01/16	425,000	400,563
Pinnacle Entertainment, Inc.	8.750	05/15/20	500,000	537,500
Pinnacle Entertainment, Inc.	8.625	08/01/17	425,000	467,500

Household Durables 0.36%
American Standard Americas(S)	10.750	01/15/16	260,000	277,875
Desarrolladora Homex SAB de CV	7.500	09/28/15	51,000	52,530
Newell Rubbermaid, Inc.	5.500	04/15/13	2,650,000	2,848,122
Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	450,000	483,750
Urbi Desarrollos Urbanos SAB de CV	9.500	01/21/20	105,000	117,600

Household Products 0.12%
Reynolds Group Issuer, Inc.(S)	9.000	04/15/19	525,000	553,219
Reynolds Group Issuer, Inc.(S)	8.500	05/15/18	450,000	463,500
Reynolds Group Issuer, Inc.(S)	8.250	02/15/21	250,000	254,063

Media 2.57%
AMC Entertainment Holdings, Inc.(S)	9.750	12/01/20	100,000	106,500
AMC Entertainment, Inc.	8.750	06/01/19	375,000	406,875
AMC Entertainment, Inc.	8.000	03/01/14	479,000	485,586
Bresnan Broadband Holdings LLC(S)	8.000	12/15/18	325,000	345,313

1

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Cablevision Systems Corp.	8.625	09/15/17	$700,000	$784,000
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875	04/30/18	75,000	81,281
CCO Holdings LLC/CCO Holdings Capital Corp.	7.250	10/30/17	400,000	426,000
Cinemark USA, Inc.	8.625	06/15/19	675,000	739,125
Citadel Broadcasting Corp.(S)	7.750	12/15/18	125,000	135,313
Comcast Corp.	5.700	05/15/18	2,100,000	2,323,927
COX Communications, Inc.(S)	6.250	06/01/18	1,600,000	1,809,915
DIRECTV Holdings LLC / DIRECTV Financing Company,
Inc.	5.200	03/15/20	2,375,000	2,493,869
DIRECTV Holdings LLC/DIRECTV Financing Company, Inc.	5.000	03/01/21	1,825,000	1,873,642
DISH DBS Corp.	7.875	09/01/19	800,000	866,000
Entravision Communications Corp.	8.750	08/01/17	500,000	536,250
Myriad International Holding BV(S)	6.375	07/28/17	177,000	189,390
NBCUniversal Media LLC(S)	5.150	04/30/20	2,700,000	2,822,469
News America, Inc.	6.650	11/15/37	2,250,000	2,436,588
Radio One, Inc., PIK(S)	12.500	05/24/16	461,223	484,284
Regal Entertainment Group	9.125	08/15/18	525,000	563,063
Sinclair Television Group, Inc.(S)	9.250	11/01/17	250,000	279,375
Sinclair Television Group, Inc.	8.375	10/15/18	225,000	240,750
Time Warner, Inc.	7.700	05/01/32	1,789,000	2,160,019
Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH(S)	8.125	12/01/17	350,000	370,125
Univision Communications, Inc.(S)	8.500	05/15/21	350,000	363,125
Viacom, Inc.	3.500	04/01/17	3,375,000	3,391,055
Visant Corp.	10.000	10/01/17	300,000	324,000

Multiline Retail 0.63%
JC Penney Corp., Inc.	7.400	04/01/37	600,000	571,500
Kohl's Corp.	6.875	12/15/37	2,050,000	2,377,721
Michaels Stores, Inc.	11.375	11/01/16	375,000	408,750
Nordstrom, Inc.	4.750	05/01/20	2,700,000	2,822,599
The Neiman Marcus Group, Inc.	10.375	10/15/15	476,000	502,180

Specialty Retail 0.93%
Armored AutoGroup, Inc.(S)	9.250	11/01/18	350,000	358,750
Baker & Taylor, Inc.(S)	11.500	07/01/13	450,000	389,250
Claire's Stores, Inc.	9.250	06/01/15	225,000	223,875
Claire's Stores, Inc.(S)	8.875	03/15/19	525,000	510,563
Claire's Stores, Inc., PIK	9.625	06/01/15	340,117	343,518
ERAC USA Finance LLC(S)	5.600	05/01/15	2,200,000	2,412,736
Express LLC/Express Finance Corp.	8.750	03/01/18	375,000	410,156
Home Depot, Inc.	5.400	03/01/16	2,375,000	2,655,200
Limited Brands, Inc.	6.950	03/01/33	125,000	115,938
Limited Brands, Inc.	6.625	04/01/21	375,000	388,125
Lowe's Companies, Inc.	4.625	04/15/20	1,075,000	1,134,170
Petco Animal Supplies, Inc.(S)	9.250	12/01/18	375,000	405,000
Toys R Us Property Company LLC	10.750	07/15/17	425,000	481,844

Textiles, Apparel & Luxury Goods 0.09%
Levi Strauss & Company	7.625	05/15/20	450,000	453,375
Quiksilver, Inc.	6.875	04/15/15	475,000	468,469

Consumer Staples 2.36%				24,821,746

Beverages 0.49%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	2,675,000	2,863,143
Coca-Cola Enterprises, Inc.	7.375	03/03/14	2,000,000	2,327,352

2

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

Commercial Services & Supplies 0.08%
ARAMARK Corp.	8.500	02/01/15	$475,000	$495,781
ARMARK Holdings Corp., PIK(S)	8.625	05/01/16	325,000	333,938

Food & Staples Retailing 0.51%
Michael Foods, Inc.(S)	9.750	07/15/18	450,000	493,875
New Albertsons, Inc.	8.000	05/01/31	1,350,000	1,161,000
Wal-Mart Stores, Inc.	3.250	10/25/20	3,950,000	3,743,861

Food Products 0.71%
Brickman Group Holdings, Inc.(S)	9.125	11/01/18	350,000	365,750
Dean Foods Company(S)	9.750	12/15/18	600,000	622,500
Dean Foods Company	7.000	06/01/16	50,000	48,125
Dean Foods Company	6.900	10/15/17	375,000	348,750
Del Monte Foods Company(S)	7.625	02/15/19	735,000	752,456
Kraft Foods, Inc.	6.500	08/11/17	2,200,000	2,553,135
Mead Johnson Nutrition Company	4.900	11/01/19	2,500,000	2,616,628
Minerva Overseas, Ltd.(S)	10.875	11/15/19	104,000	115,700

Household Products 0.06%
NBTY, Inc.(S)	9.000	10/01/18	600,000	654,000

Personal Products 0.02%
Hypermarcas SA(S)	6.500	04/20/21	179,000	180,790

Tobacco 0.49%
Altria Group, Inc.	4.125	09/11/15	2,150,000	2,262,307
Philip Morris International, Inc.	5.650	05/16/18	2,550,000	2,882,655

Energy 4.09%				43,116,052

Energy Equipment & Services 0.77%
Complete Production Services, Inc.	8.000	12/15/16	475,000	501,125
Exterran Holdings, Inc.(S)	7.250	12/01/18	350,000	364,000
Hercules Offshore, Inc.(S)	10.500	10/15/17	551,000	578,550
Hornbeck Offshore Services, Inc.	8.000	09/01/17	25,000	25,813
Hornbeck Offshore Services, Inc.	6.125	12/01/14	375,000	378,750
MidAmerican Energy Holdings Company	5.750	04/01/18	1,825,000	2,046,677
Offshore Group Investments, Ltd.	11.500	08/01/15	175,000	195,344
Parker Drilling Company	9.125	04/01/18	475,000	526,063
SESI LLC(S)	6.375	05/01/19	225,000	227,250
Trinidad Drilling, Ltd.(S)	7.875	01/15/19	350,000	371,000
Weatherford International, Ltd.	7.000	03/15/38	2,630,000	2,892,229

Oil, Gas & Consumable Fuels 3.32%
Aquilex Holdings LLC/Aquilex Finance Corp.	11.125	12/15/16	35,000	36,181
Atlas Pipeline Partners LP	8.750	06/15/18	675,000	732,375
Bumi Investment Pte, Ltd.(S)	10.750	10/06/17	100,000	115,750
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.500	12/15/19	350,000	389,375
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.250	12/15/17	95,000	104,025
Consol Energy Inc.	8.250	04/01/20	175,000	195,125
Consol Energy Inc.	8.000	04/01/17	400,000	442,000
Copano Energy LLC/Copano Energy Finance Corp.	7.750	06/01/18	125,000	132,188
Denbury Resources, Inc.	8.250	02/15/20	550,000	613,250
Drummond Company, Inc.	7.375	02/15/16	500,000	517,500
El Paso Corp.	7.800	08/01/31	125,000	143,039

3

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

El Paso Corp.	7.750	01/15/32	$75,000	$85,986
General Maritime Corp.	12.000	11/15/17	575,000	537,625
Hess Corp.	8.125	02/15/19	2,275,000	2,881,242
Inergy LP/Inergy Finance Corp.(S)	7.000	10/01/18	225,000	237,375
KazMunayGas National Company	7.000	05/05/20	144,000	156,384
KazMunayGas National Company(S)	6.375	04/09/21	200,000	208,500
Linn Energy LLC/Linn Energy Finance Corp.(S)	7.750	02/01/21	900,000	964,125
Marathon Petroleum Corp.(S)	5.125	03/01/21	2,825,000	2,920,491
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp.	6.750	11/01/20	275,000	283,938
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., Series B	8.750	04/15/18	350,000	385,875
NFR Energy LLC/NFR Energy Finance Corp.(S)	9.750	02/15/17	400,000	396,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875	03/15/18	625,000	677,344
Novatek Finance, Ltd.(S)	6.604	02/03/21	218,000	229,591
Pemex Project Funding Master Trust	6.625	06/15/35	806,000	819,492
Penn Virginia Corp.	10.375	06/15/16	375,000	425,625
Petrobras International Finance Company	5.375	01/27/21	96,000	97,423
Petroleos de Venezuela SA	8.500	11/02/17	151,000	109,475
Petroleos de Venezuela SA	4.900	10/28/14	4,084,136	3,079,439
Petronas Capital, Ltd.	7.875	05/22/22	967,000	1,232,732
Petronas Global Sukuk, Ltd.(S)	4.250	08/12/14	273,000	288,150
Petroplus Finance, Ltd.(S)	9.375	09/15/19	535,000	543,025
Quicksilver Resources, Inc.	8.250	08/01/15	635,000	673,100
Sabine Pass LNG LP	7.500	11/30/16	450,000	468,000
Sabine Pass LNG LP	7.250	11/30/13	400,000	413,000
SandRidge Energy, Inc.	8.750	01/15/20	600,000	660,000
SandRidge Energy, Inc.(S)	7.500	03/15/21	95,000	99,988
Targa Resources Partners LP(S)	7.875	10/15/18	500,000	527,500
Teekay Corp.	8.500	01/15/20	325,000	353,438
Total Capital SA	4.450	06/24/20	2,375,000	2,469,321
TransCanada Pipelines, Ltd.	7.250	08/15/38	3,125,000	3,797,963
Valero Energy Corp.	6.625	06/15/37	2,175,000	2,290,723
Venoco, Inc.(S)	8.875	02/15/19	225,000	225,844
Williams Partners LP/Williams Partners Finance Corp.	7.250	02/01/17	2,367,000	2,814,065
Zhaikmunai Finance BV(S)	10.500	10/19/15	220,000	235,664

Financials 9.98%				105,134,919

Capital Markets 0.37%
Bank of New York Mellon SA Institucion de Banca Multiple(S)	9.625	05/02/21	300,000	297,462
E*Trade Financial Corp., PIK	12.500	11/30/17	550,000	656,563
Morgan Stanley	5.450	01/09/17	2,750,000	2,946,455

Commercial Banks 2.19%
Abbey National Treasury Services PLC	4.000	04/27/16	2,875,000	2,896,736
Axis Bank(P)	7.125	06/28/22	100,000	103,576
Banco Cruzeiro do Sul SA(S)	8.875	09/22/20	207,000	199,755
Banco de Credito del Peru(S)	5.375	09/16/20	130,000	120,575
Barclays Bank PLC	5.140	10/14/20	2,650,000	2,578,840
BBVA Bancomer SA(S)	4.500	03/10/16	2,625,000	2,661,404
HSBC Holdings PLC	6.500	09/15/37	3,625,000	3,777,616
ICICI Bank, Ltd.(S)	5.750	11/16/20	170,000	170,763
ICICI Bank, Ltd.(S)	5.500	03/25/15	2,700,000	2,859,470
Lloyds TSB Bank PLC	4.875	01/21/16	2,900,000	3,044,725
PNC Bank NA	5.250	01/15/17	2,700,000	2,924,278

4

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

PNC Funding Corp.	6.700	06/10/19	$1,125,000	$1,315,520
Woori Bank(P)(S)	6.125	05/03/16	400,000	399,985

Consumer Finance 0.72%
Ally Financial, Inc.(S)	7.500	09/15/20	400,000	436,000
Ally Financial, Inc.(S)	6.250	12/01/17	225,000	234,563
Capital One Financial Corp.	6.150	09/01/16	3,635,000	4,047,907
Discover Bank	8.700	11/18/19	2,350,000	2,891,572

Diversified Financial Services 4.00%
Alfa Bank OJSC Via Alfa Bond Issuance PLC(S)	7.875	09/25/17	113,000	119,498
Atlantic Broadband Finance LLC	9.375	01/15/14	200,000	203,250
Aviation Capital Group(S)	6.750	04/06/21	2,850,000	2,883,016
Bank of America Corp.	5.750	12/01/17	1,250,000	1,349,118
BM&FBovespa SA(S)	5.500	07/16/20	150,000	154,817
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)	10.750	07/01/18	65,849	69,059
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)(S)	10.750	07/01/18	270,167	283,338
BTA Bank JSC (Recovery Units)(I)(S)	-	07/01/20	578,042	43,353
Citigroup, Inc.	8.125	07/15/39	400,000	515,519
Citigroup, Inc.	5.000	09/15/14	3,650,000	3,864,974
Citigroup, Inc.	4.875	05/07/15	1,950,000	2,046,819
Continental Senior Trustees Cayman, Ltd.(S)	5.500	11/18/20	169,000	160,193
Countrywide Financial Corp.	6.250	05/15/16	1,325,000	1,434,338
Crown Castle Towers LLC(S)	4.883	08/15/20	2,825,000	2,813,446
Dubai Holding Commercial Operations, Ltd.(GBP)(D)	6.000	02/01/17	100,000	135,716
Dubai Sukuk Centre, Ltd.(P)	0.685	06/13/12	300,000	277,500
Dunkin Finance Corp.(S)	9.625	12/01/18	399,000	406,980
European Investment Bank(ZAR)(D)	Zero	12/31/18	1,480,000	116,163
Fox Acquisition Sub LLC(S)	13.375	07/15/16	525,000	585,375
General Electric Capital Corp.	6.875	01/10/39	3,190,000	3,664,302
International Lease Finance Corp.	8.250	12/15/20	325,000	362,375
International Lease Finance Corp.(S)	6.500	09/01/14	2,075,000	2,199,500
JPMorgan Chase & Company	6.300	04/23/19	2,150,000	2,431,222
JPMorgan Chase & Company	6.125	06/27/17	2,350,000	2,627,763
Merrill Lynch & Company, Inc.	6.050	05/16/16	6,530,000	7,029,049
Ono Finance II PLC(S)	10.875	07/15/19	240,000	262,800
Orascom Telecom Finance	7.875	02/08/14	200,000	205,700
ORIX Corp.	5.000	01/12/16	2,625,000	2,707,740
Pemex Finance, Ltd.	9.150	11/15/18	255,000	295,277
PHH Corp.	9.250	03/01/16	550,000	606,375
Pinafore LLC/Pinafore, Inc.(S)	9.000	10/01/18	450,000	491,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625	04/01/17	350,000	376,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.250	04/01/15	325,000	339,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.250	09/01/17	275,000	290,813
Provident Funding Associates LP/PFG Finance Corp.(S)	10.250	04/15/17	125,000	139,375
Provident Funding Associates LP/PFG Finance Corp.(S)	10.125	02/15/19	350,000	365,313
Sinochem Overseas Capital Company, Ltd.(S)	4.500	11/12/20	179,000	170,482
Tarjeta Naranja SA(S)	9.000	01/28/17	97,000	100,009

Insurance 1.72%
Aegon NV	4.625	12/01/15	3,600,000	3,792,658
AXA SA	8.600	12/15/30	2,000,000	2,427,172
CNA Financial Corp.	5.875	08/15/20	2,125,000	2,248,454
CNO Financial Group, Inc.(S)	9.000	01/15/18	350,000	370,125
Fidelity National Financial, Inc.	6.600	05/15/17	2,300,000	2,451,036
Hartford Financial Services Group, Inc.	6.000	01/15/19	2,675,000	2,860,514

5

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Prudential Financial, Inc.	4.750	09/17/15	$1,956,000	$2,104,009
Unitrin, Inc.	6.000	05/15/17	1,775,000	1,854,806

Real Estate Investment Trusts 0.82%
Boston Properties LP	4.125	05/15/21	3,025,000	2,926,328
Developers Diversified Realty Corp.	4.750	04/15/18	2,850,000	2,820,890
Kimco Realty Corp.	4.300	02/01/18	2,800,000	2,860,878

Real Estate Management & Development 0.16%
BR Malls International Finance, Ltd.(Q)(S)	8.500	01/21/16	82,000	86,715
BR Properties SA(Q)(S)	9.000	10/07/15	179,000	182,580
CB Richard Ellis Services, Inc.	11.625	06/15/17	300,000	354,750
Central China Real Estate, Ltd.(S)	12.250	10/20/15	209,000	217,804
Country Garden Holdings Company(S)	11.125	02/23/18	200,000	209,500
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	100,000	106,000
General Shopping Finance, Ltd.(Q)(S)	10.000	11/09/15	247,000	256,880
IRSA Inversiones y Representaciones SA(S)	11.500	07/20/20	164,000	185,624
Kaisa Group Holdings, Ltd.	13.500	04/28/15	100,000	101,714

Thrifts & Mortgage Finance 0.00%
Hipotecaria Su Casita SA de CV (H)(S)	8.500	10/04/16	43,000	18,275
Hipotecaria Su Casita SA de CV (H)	8.500	10/04/16	15,000	6,375

Health Care 3.11%				32,748,695

Health Care Equipment & Supplies 0.61%
Alere, Inc.	9.000	05/15/16	75,000	80,438
Alere, Inc.	7.875	02/01/16	573,000	610,245
Biomet, Inc.	11.625	10/15/17	300,000	340,500
ConvaTec Healthcare E SA(S)	10.500	12/15/18	675,000	727,313
CR Bard, Inc.	4.400	01/15/21	2,750,000	2,822,322
IASIS Healthcare LLC/IASIS Capital Corp(S)	8.375	05/15/19	325,000	330,688
Surgical Care Affiliates, Inc.(S)	10.000	07/15/17	100,000	103,250
Surgical Care Affiliates, Inc., PIK(S)	8.875	07/15/15	600,000	616,500
United Surgical Partners International, Inc., PIK	9.250	05/01/17	700,000	741,125

Health Care Providers & Services 1.17%
American Renal Holdings Company, Inc.	8.375	05/15/18	575,000	606,625
Community Health Systems, Inc.	8.875	07/15/15	750,000	766,875
DaVita, Inc.	6.625	11/01/20	150,000	153,938
HCA Holdings, Inc.(S)	7.750	05/15/21	75,000	78,375
HCA, Inc.	8.360	04/15/24	670,000	668,325
HCA, Inc.	6.375	01/15/15	250,000	257,500
HealthSouth Corp.	8.125	02/15/20	775,000	846,688
Humana, Inc.	8.150	06/15/38	2,500,000	2,964,350
McKesson Corp.	4.750	03/01/21	1,500,000	1,549,889
Radiation Therapy Services, Inc.	9.875	04/15/17	475,000	484,500
UnitedHealth Group, Inc.	6.000	02/15/18	2,500,000	2,828,388
Vanguard Health Holding Company II LLC	8.000	02/01/18	825,000	862,125
Vanguard Health Systems, Inc.(S)	Zero	02/01/16	385,000	249,288

Health Care Technology 0.27%
Agilent Technologies, Inc.	6.500	11/01/17	2,515,000	2,866,957

Pharmaceuticals 1.06%
Abbott Laboratories	4.125	05/27/20	3,350,000	3,407,014
Allergan, Inc.	3.375	09/15/20	3,050,000	2,893,065
Merck & Company, Inc.	3.875	01/15/21	2,075,000	2,048,280
Watson Pharmaceuticals, Inc.	5.000	08/15/14	2,625,000	2,844,132

6

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials 3.02%				$31,831,769

Aerospace & Defense 0.34%
L-3 Communications Corp.	5.200	10/15/19	$2,585,000	2,733,632
TransDigm, Inc.(S)	7.750	12/15/18	500,000	538,750
Triumph Group, Inc.	8.625	07/15/18	325,000	359,531

Air Freight & Logistics 0.03%
Park-Ohio Industries, Inc.(S)	8.125	04/01/21	275,000	277,750

Building Products 0.01%
Associated Materials, Inc.(S)	9.125	11/01/17	75,000	80,719
Griffon Corp.(S)	7.125	04/01/18	75,000	77,719

Commercial Services & Supplies 0.68%
Cenveo Corp.(S)	10.500	08/15/16	175,000	177,625
Cenveo Corp.	8.875	02/01/18	400,000	402,000
Cenveo Corp.	7.875	12/01/13	900,000	886,500
Interactive Data Corp.(S)	10.250	08/01/18	650,000	724,750
Interface, Inc.	7.625	12/01/18	400,000	434,000
Iron Mountain, Inc.	8.375	08/15/21	450,000	479,250
The ServiceMaster Company, PIK(S)	10.750	07/15/15	625,000	664,063
Waste Management, Inc.	6.375	03/11/15	3,000,000	3,436,290

Containers & Packaging 0.05%
Ardagh Packaging Finance PLC(S)	9.125	10/15/20	450,000	497,250

Electronic Equipment, Instruments & Components 0.04%
Sensus USA, Inc.	8.625	12/15/13	400,000	404,000

Industrial Conglomerates 0.66%
Hutchison Whampoa International 09, Ltd.(S)	7.625	04/09/19	3,475,000	4,169,830
Koninklijke (Royal) Philips Electronics N.V.	5.750	03/11/18	2,225,000	2,517,730
Odebrecht Drilling Norbe VIII/IX, Ltd.(S)	6.350	06/30/21	290,000	305,515

Machinery 0.22%
Case New Holland, Inc.(S)	7.875	12/01/17	425,000	474,938
Dematic SA(S)	8.750	05/01/16	150,000	153,202
RBS Global, Inc./Rexnord LLC	8.500	05/01/18	925,000	1,003,625
The Manitowoc Company, Inc.	9.500	02/15/18	425,000	476,000
The Manitowoc Company, Inc.	8.500	11/01/20	175,000	191,625

Marine 0.01%
BLT Finance BV	7.500	05/15/14	100,000	86,158

Professional Services 0.05%
Trans Union LLC/TransUnion Financing Corp.	11.375	06/15/18	450,000	519,750

Road & Rail 0.68%
Norfolk Southern Corp.	5.750	01/15/16	1,900,000	2,155,368
Ryder System, Inc.	3.150	03/02/15	2,900,000	2,950,446
Union Pacific Corp.	7.875	01/15/19	1,600,000	2,025,453

Trading Companies & Distributors 0.12%
Aircastle, Ltd.	9.750	08/01/18	500,000	563,750
Interline Brands, Inc.	7.000	11/15/18	175,000	180,250
United Rentals North America, Inc.	8.375	09/15/20	475,000	505,875

Transportation Infrastructure 0.13%
CHC Helicopter SA(S)	9.250	10/15/20	675,000	661,500
CMA CGM SA(S)	8.500	04/15/17	225,000	221,625
DP World, Ltd.	6.850	07/02/37	520,000	495,300

7

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Information Technology 1.18%				$12,465,666

Communications Equipment 0.33%
Cisco Systems, Inc.	5.500	01/15/40	$2,925,000	2,958,611
CommScope, Inc.(S)	8.250	01/15/19	475,000	499,938

Electronic Equipment, Instruments & Components 0.40%
CPI International Acquisition, Inc.(S)	8.000	02/15/18	500,000	502,500
NXP BV/NXP Funding LLC(S)	9.750	08/01/18	600,000	694,500
STATS ChipPAC, Ltd.(S)	7.500	08/12/15	188,000	203,040
STATS ChipPAC, Ltd.(S)	5.375	03/31/16	20,000	20,113
Tyco Electronics Group SA	6.550	10/01/17	2,368,000	2,768,936

IT Services 0.04%
iGate Corp.(S)	9.000	05/01/16	375,000	384,375

Office Electronics 0.02%
Xerox Corp.	8.250	05/15/14	175,000	205,311

Semiconductors & Semiconductor Equipment 0.18%
Analog Devices, Inc.	3.000	04/15/16	1,550,000	1,572,688
MEMC Electronic Materials, Inc.(S)	7.750	04/01/19	375,000	389,531

Software 0.21%
First Data Corp.(S)	12.625	01/15/21	330,000	361,763
Oracle Corp.(S)	3.875	07/15/20	1,425,000	1,412,422
SunGard Data Systems, Inc.(S)	7.625	11/15/20	150,000	156,375
SunGard Data Systems, Inc.(S)	7.375	11/15/18	325,000	335,563

Materials 2.77%				29,149,768

Chemicals 0.49%
Ineos Group Holdings PLC(S)	8.500	02/15/16	815,000	843,525
Inkia Energy, Ltd.(S)	8.375	04/04/21	206,000	209,090
Koppers, Inc.	7.875	12/01/19	375,000	408,750
Lubrizol Corp.	8.875	02/01/19	1,475,000	1,923,483
MacDermid, Inc.(S)	9.500	04/15/17	225,000	239,625
Momentive Performance Materials, Inc.(S)	9.000	01/15/21	675,000	727,313
NewMarket Corp.	7.125	12/15/16	100,000	104,625
Nova Chemicals Corp.	8.375	11/01/16	575,000	649,750

Construction Materials 0.07%
Cemex Finance Europe BV(EUR)(D)	4.750	03/05/14	90,000	126,345
Cemex SAB de CV(S)	9.000	01/11/18	125,000	129,531
Cemex SAB de CV(P)(S)	5.301	09/30/15	277,000	274,600
West China Cement, Ltd.(S)	7.500	01/25/16	200,000	200,240

Containers & Packaging 0.18%
BWAY Holding Company	10.000	06/15/18	475,000	521,313
Cascades, Inc.	7.875	01/15/20	75,000	80,063
Cascades, Inc.	7.750	12/15/17	450,000	480,375
Graphic Packaging International, Inc.	9.500	06/15/17	425,000	476,000
Pregis Corp.	12.375	10/15/13	205,000	202,438
Solo Cup Company	8.500	02/15/14	95,000	83,363

Metals & Mining 1.56%
ALROSA Finance SA(S)	7.750	11/03/20	202,000	217,655
APERAM(S)	7.750	04/01/18	250,000	259,063
APERAM(S)	7.375	04/01/16	200,000	206,000
ArcelorMittal	9.850	06/01/19	2,425,000	3,125,772
Atkore International, Inc.(S)	9.875	01/01/18	600,000	652,500

8

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Barrick Australian Finance Pty, Ltd.	5.950	10/15/39	$2,425,000	$2,522,136
China Oriental Group Company, Ltd.(S)	8.000	08/18/15	200,000	211,000
Corp. Nacional del Cobre de Chile	6.150	10/24/36	285,000	313,591
Evraz Group SA(S)	6.750	04/27/18	204,000	204,170
FMG Resources August 2006 Pty, Ltd.(S)	7.000	11/01/15	400,000	422,000
Gerdau Trade, Inc.(S)	5.750	01/30/21	106,000	107,060
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	193,074
Hyundai Steel Company(S)	4.625	04/21/16	3,100,000	3,161,113
JMC Steel Group(S)	8.250	03/15/18	350,000	366,625
Metinvest BV(S)	8.750	02/14/18	373,000	400,043
Mirabela Nickel, Ltd.(S)	8.750	04/15/18	425,000	434,563
Novelis, Inc.	8.375	12/15/17	575,000	635,375
Severstal OAO Via Steel Capital SA(S)	6.700	10/25/17	233,000	241,376
Severstal OAO Via Steel Capital SA	6.700	10/25/17	100,000	102,875
Southern Copper Corp.	6.750	04/16/40	34,000	33,388
Vale Overseas, Ltd.	5.625	09/15/19	2,500,000	2,662,165

Paper & Forest Products 0.47%
Ainsworth Lumber Company, Ltd., PIK(S)	11.000	07/29/15	533,776	541,782
Catalyst Paper Corp.(S)	11.000	12/15/16	345,000	346,294
Celulosa Arauco y Constitucion SA(S)	5.000	01/21/21	108,000	108,091
International Paper Company	7.950	06/15/18	2,300,000	2,797,453
Mercer International, Inc.	9.500	12/01/17	510,000	559,725
NewPage Corp.	11.375	12/31/14	325,000	323,375
Sino-Forest Corp.(S)	6.250	10/21/17	110,000	108,075
Verso Paper Holdings LLC/Verso Paper, Inc., Series B	11.375	08/01/16	200,000	213,000

Telecommunication Services 2.44%				25,669,912

Diversified Telecommunication Services 1.89%
AT&T, Inc.	6.500	09/01/37	2,175,000	2,352,382
Axtel SAB de CV	9.000	09/22/19	157,000	155,038
Axtel SAB de CV(S)	7.625	02/01/17	22,000	20,955
Cincinnati Bell, Inc.	8.750	03/15/18	320,000	307,200
Cincinnati Bell, Inc.	8.375	10/15/20	75,000	75,188
Cincinnati Bell, Inc.	8.250	10/15/17	425,000	431,375
Citizens Communications Company	9.000	08/15/31	1,075,000	1,107,250
Discovery Communications LLC	3.700	06/01/15	2,400,000	2,506,147
GCI, Inc.	8.625	11/15/19	100,000	110,250
GXS Worldwide, Inc.	9.750	06/15/15	700,000	715,750
Indosat Palapa Company BV(S)	7.375	07/29/20	103,000	115,618
Intelsat Jackson Holdings SA	8.500	11/01/19	225,000	241,875
Intelsat Jackson Holdings SA(S)	7.250	04/01/19	450,000	457,594
ITC Deltacom, Inc.	10.500	04/01/16	600,000	666,000
Level 3 Financing, Inc.	10.000	02/01/18	675,000	729,000
Level 3 Financing, Inc.	9.250	11/01/14	113,000	117,238
PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16	109,000	110,236
Qwest Corp.	7.125	11/15/43	450,000	442,125
Telecom Italia Capital SA	5.250	10/01/15	1,625,000	1,710,987
Telefonica Emisiones SA	4.949	01/15/15	1,350,000	1,444,793
UPC Holding BV(S)	9.875	04/15/18	300,000	333,750
Verizon Wireless Capital LLC	8.500	11/15/18	2,807,000	3,645,089
Virgin Media Finance PLC	9.500	08/15/16	50,000	57,313
Virgin Media Finance PLC	8.375	10/15/19	225,000	254,250
West Corp.(S)	8.625	10/01/18	100,000	106,000
West Corp.(S)	7.875	01/15/19	300,000	309,000

9

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

Wind Acquisition Finance SA(S)	11.750	07/15/17	$324,000	$376,650
Wind Acquisition Holdings Finance SA, PIK(S)	12.250	07/15/17	307,010	378,390
Windstream Corp.	8.125	09/01/18	200,000	215,500
Windstream Corp.(S)	7.750	10/15/20	25,000	26,500
Windstream Corp.(S)	7.500	04/01/23	325,000	329,875

Wireless Telecommunication Services 0.55%
America Movil SAB de CV	6.125	03/30/40	2,200,000	2,336,770
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	148,000	157,620
Digicel Group, Ltd.	10.500	04/15/18	334,000	380,760
MetroPCS Wireless, Inc.	7.875	09/01/18	100,000	107,750
MetroPCS Wireless, Inc.	6.625	11/15/20	400,000	400,500
Nextel Communications, Inc., Series D	7.375	08/01/15	500,000	503,750
Qtel International Finance, Ltd.	7.875	06/10/19	102,000	120,233
Qtel International Finance, Ltd.(S)	5.000	10/19/25	402,000	364,815
Qtel International Finance, Ltd.(S)	4.750	02/16/21	205,000	193,981
Sprint Capital Corp.	8.750	03/15/32	950,000	1,040,250
Vimpel Communications Via VIP Finance Ireland Ltd.(S)	7.748	02/02/21	203,000	214,165

Utilities 1.86%				19,580,150

Electric Utilities 1.35%
Duke Energy Carolinas LLC	5.300	02/15/40	2,900,000	2,922,881
Edison Mission Energy	7.625	05/15/27	100,000	74,250
Edison Mission Energy	7.000	05/15/17	1,275,000	1,010,438
Emgesa SA Esp(COP)(D)	8.750	01/25/21	176,000,000	104,474
Empresa Distribuidora y Comercializadora Norte SA(S)	9.750	10/25/22	182,000	188,664
Exelon Generation Company LLC	4.000	10/01/20	2,465,000	2,328,099
FPL Group Capital, Inc. (6.350% to 10/31/2016, then 3
month LIBOR + 2.068%)	6.350	10/01/66	2,525,000	2,512,375
Oncor Electric Delivery Company LLC	6.375	01/15/15	2,525,000	2,870,286
PPL Energy Supply LLC	6.500	05/01/18	1,950,000	2,189,425

Independent Power Producers & Energy Traders 0.51%
Calpine Corp.(S)	7.875	07/31/20	750,000	808,125
Calpine Corp.(S)	7.500	02/15/21	225,000	237,938
Capex SA(S)	10.000	03/10/18	81,000	80,595
Dynegy Holdings, Inc.	8.375	05/01/16	300,000	260,250
Dynegy Holdings, Inc.	7.750	06/01/19	1,000,000	780,000
Empresas Publicas De Medellin Espempresas Public
Medellin(COP)(D)(S)	8.375	02/01/21	220,000,000	126,724
GenOn Energy, Inc.(S)	9.875	10/15/20	300,000	321,000
GenOn Energy, Inc.(S)	9.500	10/15/18	500,000	533,750
NRG Energy, Inc.	8.500	06/15/19	1,075,000	1,144,875
NRG Energy, Inc.	7.375	02/01/16	100,000	103,750
The AES Corp.	9.750	04/15/16	425,000	491,938
The AES Corp.	8.000	10/15/17	325,000	353,438
The AES Corp.	8.000	06/01/20	125,000	136,875

U.S. Government & Agency Obligations 9.61%				$101,229,387

(Cost $100,305,105)

U.S. Government Agency 9.61%				101,229,387

Federal Home Loan Mortgage Corp.
Freddie Mac Gold Pool	5.500	TBA	4,625,000	4,971,457
Freddie Mac Gold Pool	5.000	TBA	2,500,000	2,635,304

10

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Freddie Mac Gold Pool	4.500	TBA	$1,000,000	$1,027,440
Freddie Mac Gold Pool	4.500	TBA	5,000,000	5,270,642
Freddie Mac Gold Pool	4.000	TBA	5,000,000	5,184,845
Freddie Mac Non Gold Pool (P)	6.459	01/01/37	1,166,319	1,237,284
Freddie Mac Non Gold Pool (P)	5.765	11/01/36	801,048	844,759
Freddie Mac Non Gold Pool (P)	5.483	01/01/37	612,833	655,731
Freddie Mac Series 3733, Class A	4.000	04/15/28	1,809,782	1,889,748
Freddie Mac Series 3829, Class IO	4.500	08/15/39	9,333,905	1,600,494
Federal National Mortgage Association
Fannie Mae Pool	6.500	TBA	1,950,000	2,193,263
Fannie Mae Pool	6.000	TBA	8,550,000	9,351,331
Fannie Mae Pool (P)	5.780	01/01/37	728,932	779,958
Fannie Mae Pool (P)	5.611	10/01/38	1,505,675	1,600,252
Fannie Mae Pool	5.500	TBA	10,000,000	10,767,190
Fannie Mae Pool (P)	5.303	04/01/37	2,579,757	2,745,829
Fannie Mae Pool (P)	5.035	11/01/35	962,101	1,017,444
Fannie Mae Pool	5.000	TBA	5,000,000	5,341,294
Fannie Mae Pool	5.000	TBA	7,000,000	7,389,241
Fannie Mae Pool	4.500	TBA	12,000,000	12,346,157
Fannie Mae Pool	4.000	TBA	2,000,000	1,990,515
Government National Mortgage Association
Ginnie Mae I pool	6.000	TBA	1,450,000	1,602,211
Ginnie Mae I pool	6.000	08/15/35	658,575	732,017
Ginnie Mae I pool	5.500	TBA	5,000,000	5,444,080
Ginnie Mae I pool	5.000	TBA	5,000,000	5,356,935
Ginnie Mae I pool	4.500	TBA	5,000,000	5,227,826
Ginnie Mae I pool	4.000	TBA	2,000,000	2,026,140

Foreign Government Obligations 7.86%				$82,768,270
(Cost $79,504,907)

Argentina 0.37%				3,891,813

Republic of Argentina
Bond	8.280	12/31/33	1,335,435	1,188,537
Bond	7.000	09/12/13	187,000	192,423
Bond	7.000	04/17/17	758,637	682,773
Bond (ARS) (D) (P)	5.830	12/31/33	2,622,719	1,042,787
Bond (EUR) (D) (I)	-	12/15/35	3,059,000	630,240
Bond (I)	-	12/15/35	954,174	155,053

Brazil 0.80%				8,445,227

Federative Republic of Brazil
Bond	4.875	01/22/21	110,000	113,575
Note	5.875	01/15/19	832,000	934,336
Notas do Tesouro Nacional
Note (BRL) (D)	10.000	01/01/14	3,360,000	2,077,433
Note (BRL) (D)	10.000	01/01/21	9,361,000	5,319,883

Colombia 0.34%				3,580,951

Republic of Colombia
Bond (COP) (D)	9.850	06/28/27	56,000,000	39,685
Bond	8.125	05/21/24	715,000	921,635
Bond	7.375	01/27/17	195,000	232,830
Bond	7.375	09/18/37	806,000	983,320

11

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Colombia (continued)

Santa Fe de Bogota
Note (COP)(D)	9.750	07/26/28	$2,065,000,000	$1,403,481

Croatia 0.06%				614,313

Republic of Croatia
Bond (S)	6.625	07/14/20	313,000	328,494
Bond (S)	6.375	03/24/21	281,000	285,819

El Salvador 0.06%				647,625

Republic of El Salvador
Bond	8.250	04/10/32	300,000	332,250
Bond	7.375	12/01/19	290,000	315,375

Ghana 0.01%				114,240

Republic of Ghana
Bond	8.500	10/04/17	102,000	114,240

Hungary 0.01%				74,870

Government of Hungary
Bond (HUF)(D)	7.500	10/24/13	13,050,000	74,870

Indonesia 0.17%				1,743,340

Republic of Indonesia
Bond (S)	11.625	03/04/19	575,000	838,063
Bond	11.625	03/04/19	308,000	448,910
Bond	6.875	03/09/17	300,000	343,007
Bond	5.875	03/13/20	104,000	113,360

Iraq 0.19%				1,963,780

Republic of Iraq
Bond	5.800	01/15/28	2,158,000	1,963,780

Malaysia 0.88%				9,218,295

Government of Malaysia
Bond(MYR) (D)	3.835	08/12/15	19,950,000	6,838,728
Bond (MYR) (D)	4.262	09/15/16	1,920,000	669,397
Bond (MYR) (D)	4.012	09/15/17	1,910,000	654,257
Bond (MYR) (D)	3.741	02/27/15	1,810,000	618,537
Penerbangan Malaysia Bhd	5.625	03/15/16	395,000	437,376

Mexico 1.12%				11,758,989

Government of Mexico
Bond (MXN) (D)	10.000	12/05/24	14,550,000	1,531,127
Bond (MXN) (D)	8.500	05/31/29	16,790,000	1,546,190
Bond (MXN) (D)	8.000	06/11/20	69,660,000	6,377,396
Bond	8.000	09/24/22	271,000	357,720
Bond (MXN) (D)	7.750	12/14/17	8,030,000	730,057
Bond	6.750	09/27/34	678,000	772,920
Bond	5.625	01/15/17	86,000	95,890
Bond (MXN) (D)	5.000	06/16/16	688,713	66,522
Bond (MXN) (D)	4.000	06/13/19	1,515,168	140,446
Bond (MXN) (D)	3.500	12/14/17	1,561,082	140,721

Pakistan 0.01%				137,297

Islamic Republic of Pakistan
Bond	7.125	03/31/16	150,000	137,297

12

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Panama 0.17%				$1,798,457

Republic of Panama
Bond	8.875	09/30/27	$175,000	240,538
Bond	7.250	03/15/15	39,000	45,669
Bond	6.700	01/26/36	340,000	383,350
Bond	5.200	01/30/20	1,060,000	1,128,900

Peru 0.08%				801,079

Republic of Peru
Bond (PEN) (D)	8.200	08/12/26	410,000	153,861
Bond (PEN) (D)	7.840	08/12/20	260,000	96,218
Bond	7.350	07/21/25	475,000	551,000

Philippines 0.28%				2,898,122

Republic of Philippines
Bond	9.500	02/02/30	245,000	346,675
Bond	9.375	01/18/17	196,000	251,860
Bond	7.750	01/14/31	920,000	1,127,000
Bond	7.500	09/25/24	311,000	370,090
Bond (PHP) (D)	4.950	01/15/21	20,000,000	456,669
Bond (PHP) (D)	4.950	01/15/21	5,000,000	114,167
Bond	4.000	01/15/21	241,000	231,661

Poland 0.67%				7,102,378

Republic of Poland
Bond	6.375	07/15/19	1,386,000	1,551,109
Bond (PLN) (D)	5.500	04/25/15	8,970,000	3,362,640
Bond (PLN) (D)	5.500	10/25/19	1,230,000	445,473
Bond (PLN) (D)	5.250	10/25/17	962,000	350,338
Bond	5.125	04/21/21	182,000	181,636
Bond (PLN) (D)	3.000	08/24/16	3,139,047	1,211,182

Qatar 0.05%				576,030

Government of Qatar
Bond (S)	5.250	01/20/20	546,000	576,030

Russia 0.33%				3,486,143

Government of Russia
Eurobond	12.750	06/24/28	124,000	217,775
Eurobond	7.500	03/31/30	2,365,423	2,757,208
Eurobond (S)	5.000	04/29/20	200,000	202,500
Eurobond (S)	3.625	04/29/15	305,000	308,660

South Africa 0.93%				9,825,003

Republic of South Africa
Bond (ZAR) (D)	8.000	12/21/18	37,100,943	5,550,165
Bond (ZAR) (D)	7.250	01/15/20	4,570,000	646,270
Bond	6.875	05/27/19	362,000	421,187
Bond (ZAR) (D)	6.750	03/31/21	18,680,000	2,525,527
Bond	6.500	06/02/14	50,000	55,750
Bond	5.875	05/30/22	151,000	162,703
Bond	5.500	03/09/20	369,000	392,063
Bond (ZAR) (D)	2.500	01/31/17	452,126	71,338

Thailand 0.37%				3,905,606

Kingdom of Thailand
Bond (THB)(D)	3.125	12/11/15	118,000,000	3,905,606

13

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Turkey 0.50%				$5,286,772

Republic of Turkey
Bond (TRY) (D)	10.000	02/15/12	2,719,248	1,904,904
Bond (TRY) (D)	10.000	06/17/15	140,000	95,266
Bond	7.500	11/07/19	$206,000	244,625
Bond	7.250	03/15/15	235,000	268,605
Bond	7.250	03/05/38	384,000	438,720
Bond	7.000	06/05/20	83,000	95,243
Bond (TRY) (D)	Zero	11/07/12	3,860,000	2,239,409

Ukraine 0.12%				1,250,058

Republic of Ukraine
Bond	7.750	09/23/20	1,099,000	1,145,708
Bond (S)	6.875	09/23/15	100,000	104,350

Uruguay 0.11%				1,197,782

Republic of Uruguay
Bond	8.000	11/18/22	721,093	903,169
Bond	7.625	03/21/36	245,000	294,613

Venezuela 0.23%				2,450,100

Republic of Venezuela
Bond	13.625	08/15/18	400,000	390,000
Bond	8.500	10/08/14	2,180,000	2,060,100

Capital Preferred Securities 0.55%				$5,744,624

(Cost $5,332,658)

Financials 0.46%				4,806,516

Capital One Capital V	10.250	08/15/39	700,000	756,000
ILFC E-Capital Trust I (3 month LIBOR + 1.550%)(S)	5.970	12/21/65	650,000	542,549
Standard Chartered PLC (6.409% to 01/30/2017, then 3
month LIBOR + 1.510%)(Q)(S)	6.409	01/30/17	3,525,000	3,507,967

Industrials 0.01%				100,980

Hutchison Whampoa International 10, Ltd.(P)(Q)	6.000	10/28/15	99,000	100,980

Information Technology 0.08%				837,128

Xerox Capital Trust I	8.000	02/01/27	825,000	837,128

Convertible Bonds 2.00%				$21,083,705

(Cost $19,879,982)

Consumer Discretionary 0.17%				1,741,873

Auto Components 0.13%
Cie Generale des Etablissements Michelin(EUR)(D)	Zero	01/01/17	411,646	720,250
TRW Automotive, Inc.(S)	3.500	12/01/15	288,000	591,120

Hotels, Restaurants & Leisure 0.01%
Home Inns & Hotels Management, Inc. (S)	2.000	12/15/15	98,000	106,208

Media 0.03%
Omnicom Group, Inc.	Zero	07/31/32	316,000	324,295

Consumer Staples 0.16%				1,650,873

Food Products 0.16%
Smithfield Foods, Inc.	4.000	06/30/13	526,000	656,185

14

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

Tyson Foods, Inc.	3.250	10/15/13	$750,000	$994,688

Energy 0.22%				2,312,235

Energy Equipment & Services 0.18%
Hercules Offshore, Inc. (3.375% Steps down to Zero Coupon
on 6/1/2013)	3.375	06/01/38	585,000	550,631
Newpark Resources, Inc.	4.000	10/01/17	485,000	547,444
Subsea 7 SA	2.250	10/11/13	600,000	747,750

Oil, Gas & Consumable Fuels 0.04%
InterOil Corp.	2.750	11/15/15	21,000	19,766
Quicksilver Resources, Inc.	1.875	11/01/24	415,000	446,644

Financials 0.03%				305,022

Capital Markets 0.01%
Ares Capital Corp. (S)	5.125	06/01/16	40,000	41,495

Real Estate Investment Trusts 0.01%
Boston Properties LP	3.750	05/15/36	110,000	129,663

Thrifts & Mortgage Finance 0.01%
Radian Group, Inc.	3.000	11/15/17	163,000	133,864

Health Care 0.51%				5,371,241

Biotechnology 0.29%
Amylin Pharmaceuticals, Inc.	3.000	06/15/14	742,000	675,220
Gilead Sciences, Inc. (S)	1.000	05/01/14	615,000	663,431
Gilead Sciences, Inc.	0.500	05/01/11	1,223,000	1,225,532
PDL BioPharma, Inc.	2.000	02/15/12	388,000	391,880
Savient Pharmaceuticals, Inc.	4.750	02/01/18	83,000	102,920

Health Care Equipment & Supplies 0.03%
Hologic, Inc. (2.000% Steps down to Zero Coupon on
12/15/2013)	2.000	12/15/37	337,000	326,890

Life Sciences Tools & Services 0.11%
Life Technologies Corp.	3.250	06/15/25	988,000	1,121,380

Pharmaceuticals 0.08%
Shire PLC	2.750	05/09/14	360,000	417,600
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	410,000	446,388

Industrials 0.15%				1,611,216

Aerospace & Defense 0.06%
Alliant Techsystems, Inc.	2.750	09/15/11	627,000	630,919

Airlines 0.03%
Airtran Holdings, Inc.	5.250	11/01/16	237,000	342,169

Machinery 0.05%
Altra Holdings, Inc. (S)	2.750	03/01/31	162,000	183,263
Greenbrier Companies, Inc. (S)	3.500	04/01/18	378,000	389,945

Marine 0.01%
Ultrapetrol Bahamas, Ltd. (S)	7.250	01/15/17	64,000	64,920

15

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Information Technology 0.54%				$5,702,688

Communications Equipment 0.11%
Comtech Telecommunications Corp.	3.000	05/01/29	$323,000	340,361
Ixia (S)	3.000	12/15/15	684,000	778,050

Computers & Peripherals 0.03%
SanDisk Corp.	1.500	08/15/17	300,000	347,625

Electronic Equipment, Instruments & Components 0.01%
Hon Hai Precision Industry Company, Ltd.	Zero	10/12/13	100,000	105,000

Internet Software & Services 0.17%
Digital River, Inc. (S)	2.000	11/01/30	506,000	500,308
EarthLink, Inc. (3.250% to 11/15/2011, then 3.500%)	3.250	11/15/26	857,000	933,059
WebMD Health Corp. (S)	2.500	01/31/18	255,000	270,938
WebMD Health Corp. (S)	2.250	03/31/16	90,000	90,563

Semiconductors & Semiconductor Equipment 0.21%
Micron Technology, Inc.	1.875	06/01/27	235,000	280,531
ON Semiconductor Corp.	2.625	12/15/26	527,000	646,893
ON Semiconductor Corp., Series B (Call/Conversion date on
04/15/2012)	Zero	04/15/24	369,000	430,346
Photronics, Inc. (S)	3.250	04/01/16	36,000	40,738
Veeco Instruments, Inc.	4.125	04/15/12	140,000	260,050
Xilinx, Inc.	3.125	03/15/37	482,000	590,450

Software 0.01%
Mentor Graphics Corp. (S)	4.000	04/01/31	85,000	87,776

Materials 0.14%				1,496,200

Construction Materials 0.04%
Cemex SAB de CV (S)	3.750	03/15/18	275,000	278,094
Cemex SAB de CV (S)	3.250	03/15/16	112,000	112,840

Containers & Packaging 0.07%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	730,000	734,563

Metals & Mining 0.03%
RTI International Metals, Inc.	3.000	12/01/15	322,000	370,703

Telecommunication Services 0.08%				892,357

Communications Equipment 0.08%
Alcatel-Lucent USA, Inc.	2.875	06/15/25	230,000	226,263
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	735,000	666,094

Structured Notes (K) 1.61%				$16,998,711

(Cost $15,729,924)

Brazil 0.46%				4,889,976

Federative Republic of Brazil (Citigroup Funding, Inc.)
Note (BRL) (D)	10.000	01/01/21	700,000	383,913
Note (BRL) (D)	10.000	01/01/21	2,000,000	1,095,983
Federative Republic of Brazil (HSBC Bank USA)
Note (BRL) (D)	10.000	01/01/17	1,600,000	915,113
Note (BRL) (D)	10.000	01/01/17	400,000	228,778
Note (BRL) (D)	10.000	01/01/17	300,000	171,584
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	10.000	12/12/11	1,628,000	973,836

16

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Brazil (continued)

Note (BRL) (D)(S)	10.000	12/12/11	200,000	$114,223
Note (BRL) (D)	10.000	01/01/17	200,000	114,223
Note (BRL) (D)	10.000	01/01/21	1,627,000	892,323

Colombia 0.34%				3,566,211

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)	11.000	07/27/20	5,200,000,000	3,434,199
Note (COP)(D)	10.000	07/24/24	208,000,000	132,012

Indonesia 0.77%				8,142,922

Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	12.800	06/15/21	3,100,000,000	490,483
Note (IDR) (D)	11.500	09/15/19	43,400,000,000	6,255,093
Republic of Indonesia (Credit Suisse)
Note (IDR)(D)	12.800	06/15/21	3,000,000,000	469,092
Republic of Indonesia (HSBC Bank USA)
Bond (IDR) (D) (S)	12.800	06/15/21	1,900,000,000	300,619
Bond (IDR) (D)	11.000	11/16/20	1,300,000,000	184,490
Republic of Indonesia (JPMorgan Chase & Company)
Note (IDR) (D)	12.800	06/15/21	1,300,000,000	205,687
Note (IDR) (D)	11.000	09/15/25	1,568,000,000	224,288
Note (IDR) (D)	9.500	06/15/15	103,000,000	13,170

United Kingdom 0.04%				399,602

Deutsche Bank AG/London(S)	9.375	02/13/18	$390,000	399,602

Term Loans (M) 19.49%				$205,342,306

(Cost $201,793,039)

Consumer Discretionary 5.14%				54,143,649

Auto Components 0.26%
Allison Transmission, Inc.	2.990	08/07/14	2,810,083	2,801,600

Hotels, Restaurants & Leisure 1.43%
Ameristar Casinos, Inc.	4.000	04/13/18	734,000	740,291
Burger King Corp.	4.500	10/19/16	1,342,535	1,340,857
CCM Merger, Inc.	7.000	03/01/17	2,367,000	2,394,221
Dunkin Brands, Inc.	4.250	11/23/17	1,870,313	1,883,743
Harrah's Operating Company, Inc.	3.255	01/28/15	4,648,000	4,351,690
Isle of Capri Casinos, Inc.	4.750	11/01/13	2,216,502	2,230,356
Penn National Gaming, Inc.	1.996	10/03/12	2,100,000	2,095,334

Household Durables 0.14%
Alliance Laundry Holdings	6.250	09/30/16	1,442,105	1,455,925

Leisure Equipment & Products 0.06%
Greenwood Racing, Inc.	2.500	11/28/11	598,438	593,201

Media 2.63%
Acosta, Inc.	4.750	03/01/18	315,000	316,837
Advantage Sales & Marketing LLC	9.250	06/18/18	710,000	723,313
Advantage Sales & Marketing LLC	5.250	12/18/17	1,822,424	1,828,863

17

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Citadel Boardcasting Corp.	4.250	12/30/16	$866,250	$865,377
Cumulus Media, Inc.	3.461	06/11/14	2,997,885	2,967,909
Getty Images, Inc.	5.250	11/07/16	2,631,775	2,656,448
Hubbard Broadcasting, Inc.(T)	-	04/12/17	1,195,976	1,207,936
Interactive Data Corp.	4.750	02/12/18	1,711,000	1,719,812
Mediacom Broadband LLC	4.500	10/23/17	1,966,422	1,962,326
Nielsen Finance LLC	3.731	05/02/16	2,117,454	2,116,571
Regal Cinemas Corp.	3.557	08/23/17	1,506,225	1,509,664
RH Donnelley, Inc.	9.000	10/24/14	1,700,047	1,334,537
Sinclair Television Group, Inc.	4.000	10/28/16	1,414,318	1,417,264
Univision Communications, Inc.	4.461	03/31/17	4,922,613	4,810,624
Visant Holding Corp.	5.250	12/31/16	2,255,348	2,264,910

Multiline Retail 0.12%
The Neiman Marcus Group, Inc.	4.310	04/06/16	1,234,068	1,234,754

Specialty Retail 0.50%
General Nutrition Centers, Inc.	4.250	03/02/18	768,750	770,672
Jo Ann Stores, Inc.(T)	4.750	03/22/18	904,000	903,435
Leslie's Poolmart, Inc.	4.500	11/21/16	1,923,180	1,942,412
Toys R US - Delaware, Inc.	6.000	09/01/16	1,691,500	1,702,767

Consumer Staples 1.24%				13,112,529

Food & Staples Retailing 0.10%
Michael Foods, Inc.	4.250	02/23/18	1,075,898	1,084,236

Food Products 0.69%
Dean Foods Company	3.560	04/02/16	868,609	843,818
Del Monte Corp.	4.500	03/08/18	2,237,000	2,246,073
Dole Food Company, Inc.	5.500	03/02/17	586,405	591,243
Dole Food Company, Inc.	5.223	03/02/17	1,456,484	1,468,500
Pierre Foods, Inc.	7.000	09/30/16	2,114,375	2,119,661

Household Products 0.19%
Reynolds Group Holdings, Inc.	4.250	02/09/18	2,044,804	2,055,758

Personal Products 0.26%
Revlon, Inc.	6.000	03/11/15	2,691,883	2,703,240

Energy 0.94%				9,889,500

Energy Equipment & Services 0.37%
Hercules Offshore, Inc.	7.500	07/11/13	3,914,618	3,859,395

Oil, Gas & Consumable Fuels 0.57%
Aquilex Holdings LLC/Aquilex Finance Corp.	6.000	04/01/16	2,455,162	2,452,093
Bumi Resources Tbk PT	6.786	03/02/12	219,673	219,673
Bumi Resources Tbk PT	6.786	03/02/12	175,327	175,327
MEG Energy Corp.	4.000	03/16/18	3,156,707	3,183,012

Financials 1.34%				14,122,489

Capital Markets 0.28%
Pinafore LLC	4.250	09/29/16	2,965,810	2,990,990

Diversified Financial Services 0.69%
Atlantic Broadband Finance LLC	4.000	03/08/16	1,816,662	1,826,200
Fifth Third Processing Solutions	5.500	11/03/16	344,138	346,805
FoxCo Acquisition Sub LLC	4.768	07/14/15	3,177,908	3,185,853
Pinnacle Foods Finance LLC	6.000	04/02/14	1,236,194	1,248,556

18

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Sprinleaf Finance Corp.	7.250	04/21/15	$625,000	$625,435

Real Estate Investment Trusts 0.37%
iStar Financial, Inc.	7.000	06/30/14	2,040,000	2,045,828
iStar Financial, Inc.	5.000	06/28/13	1,867,999	1,852,822

Health Care 2.06%				21,739,433

Health Care Equipment & Supplies 0.44%
ConvaTec, Ltd.	5.750	12/22/16	788,025	790,242
IASIS Healthcare Corp. (T)	-	05/17/18	3,860,000	3,884,125

Health Care Providers & Services 1.38%
Community Health Systems, Inc.	3.811	01/25/17	1,096,345	1,077,769
Community Health Systems, Inc.	2.561	07/25/14	1,083,268	1,056,051
DaVita, Inc.	4.500	10/20/16	3,039,383	3,064,685
Emergency Medical Services Corp.(T)	-	04/05/18	2,596,000	2,610,927
Golden Gate National Senior Care LLC(T)	-	04/13/18	3,726,627	3,654,442
Universal Health Services, Inc.	4.000	11/15/16	796,401	799,885
Vanguard Health Holding Company I LLC	5.000	01/29/16	2,275,099	2,280,077

Pharmaceuticals 0.24%
Warner Chilcott PLC	4.250	03/15/18	2,503,237	2,521,230

Industrials 2.12%				22,305,953

Aerospace & Defense 0.71%
DAE Aviation Holdings, Inc.	5.280	07/31/14	1,705,664	1,718,456
Sequa Corp.	3.504	12/03/14	4,026,447	3,991,215
Transdigm, Inc.	4.000	02/14/17	1,795,500	1,806,273

Building Products 0.21%
Goodman Global, Inc.	9.000	10/30/17	1,081,000	1,117,033
Goodman Global, Inc.	5.750	10/06/16	1,075,595	1,083,488

Commercial Services & Supplies 0.30%
DynCorp International, Inc.	6.250	07/05/16	909,781	915,183
Waste Industries USA, Inc.	4.750	03/17/17	2,174,000	2,186,174

Electronic Equipment, Instruments & Components 0.17%
Sensus Metering Systems, Inc. (T)	-	05/17/12	1,762,000	1,753,190

Machinery 0.61%
Bucyrus International, Inc.	4.250	02/19/16	742,626	745,102
CPI International, Inc.	5.000	02/09/17	1,477,477	1,484,864
Douglas Dynamics, Inc.	5.750	04/07/18	1,450,000	1,450,000
Rexnord Holdings, Inc.	2.791	07/19/13	2,130,000	2,124,675
The Manitowoc Company, Inc.	8.000	11/06/14	640,012	640,812

Professional Servic es 0.05%
TransUnion LLC	4.750	02/12/18	505,000	508,030

Road & Rail 0.07%
The Hertz Corp.	3.750	03/09/18	775,000	781,458

19

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Information Technology 2.12%				$22,332,983

Communications Equipment 0.26%
CommScope, Inc.	5.000	01/14/18	$1,365,000	1,378,081
Fibertech Networks LLC	6.750	11/30/16	1,378,545	1,392,330

Internet Software & Services 0.12%
SkillSoft Corp.	6.500	05/26/17	1,229,832	1,248,279

IT Services 0.34%
Fidelity National Information Services, Inc.	5.250	07/18/16	2,333,275	2,347,858
Global Cash Access Holdings, Inc.	7.000	03/01/16	1,270,476	1,284,769

Semiconductors & Semiconductor Equipment 0.84%
Freescale Semiconductor, Inc.	4.494	12/01/16	3,582,779	3,582,220
Microsemi Corp.	4.000	11/02/17	2,681,280	2,695,804
NXP BV(T)	-	03/10/17	2,540,000	2,553,495

Software 0.56%
First Data Corp.	2.963	09/24/14	1,039,043	986,028
First Data Corp.(T)	-	03/24/18	3,177,186	3,011,496
SunGard Data Systems, Inc.	1.979	02/28/14	1,874,887	1,852,623

Materials 2.14%				22,582,545

Chemicals 0.99%
Arizona Chemcial, Ltd.	4.750	11/21/16	1,691,955	1,702,510
Chemtura Corp.	5.500	08/27/16	2,238,518	2,256,240
Hexion Specialty Chemicals, Inc.	4.063	05/05/15	802,470	797,455
Hexion Specialty Chemicals, Inc.	4.000	05/05/15	1,897,841	1,885,980
Rockwood Specialities Group, Inc.	3.750	02/09/18	668,896	675,167
Styron S.A.R.L. LLC	6.000	08/02/17	3,103,223	3,130,996

Containers & Packaging 0.45%
BWAY Corp.	4.500	02/23/18	968,554	975,212
BWAY Corp.	4.500	02/23/18	85,991	86,278
Graham Packaging Company LP	6.000	12/31/16	1,492,500	1,503,927
Rock-Tenn Company(T)	-	03/28/18	1,593,000	1,602,071
Smurfit-Stone Container Enterprises, Inc.	6.750	02/22/16	545,113	545,113

Metals & Mining 0.40%
Novelis, Inc.	4.000	03/10/17	2,356,892	2,378,253
Walter Industries, Inc.	4.000	03/05/18	1,810,000	1,824,480

Paper & Forest Products 0.30%
Ainsworth Lumber Company, Ltd.	5.250	06/26/14	3,220,473	3,218,863

Telecommunication Services 1.13%				11,893,705

Diversified Telecommunication Services 0.79%
Intelsat Jackson Holdings SA	5.250	04/02/18	4,238,000	4,275,744
Level 3 Financing, Inc.	2.533	03/13/14	2,424,000	2,384,988
Telesat Canada	3.220	10/31/14	128,626	128,420
Telesat Canada	3.220	10/31/14	1,497,448	1,495,042

Wireless Telecommunication Services 0.34%
MetroPCS Wireless, Inc.	4.071	11/04/16	901,765	904,663
MetroPCS Wireless, Inc.	4.000	03/15/18	1,296,750	1,297,560
Syniverse Technologies, Inc.	5.250	12/21/17	1,394,505	1,407,288

20

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities 1.26%				$13,219,520

Electric Utilities 0.68%
Texas Competitive Electric Holdings Company LLC	3.732	10/10/14	$8,440,416	7,187,014

Independent Power Producers & Energy Traders 0.58%
GenOn Energy, Inc.	6.000	09/08/17	2,487,500	2,513,412
New Development Holdings, Inc.	4.500	04/02/18	2,285,000	2,304,980
NRG Energy, Inc.	3.502	08/31/15	1,206,011	1,214,114

Collateralized Mortgage Obligations 14.71%				$154,971,623

(Cost $148,520,264)

Commercial & Residential 14.71%				154,971,623

American Home Mortgage Assets
Series 2006-4, Class 1A (P)	0.403	10/25/46	4,544,339	2,567,479
Series 2007-1, Class A1 (P)	1.006	02/25/47	6,441,101	3,188,970
BCAP LLC Trust
Series 2009, Class 7A1 (P) (S)	6.120	08/26/36	3,099,699	3,050,254
BCRR Trust
Series 2009-1, Class 2A 1 (P) (S)	5.858	07/17/40	3,200,000	3,500,937
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A (P)	5.296	10/12/42	2,240,000	2,444,378
Citicorp Mortgage Securities Trust
Series 2007-8, Class 1A3	6.000	09/25/37	1,223,039	1,213,766
Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	3,950,000	3,480,300
Countrywide Alternative Loan Trust
Series 2005-44, Class 1A2A (P)	0.503	10/25/35	53,274	52,845
Series 2005-51, Class 1A2A (P)	0.503	11/20/35	584,120	554,386
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.463	02/25/36	3,633,341	2,385,644
Series 2004-25, Class 1A1 (P)	0.543	02/25/35	3,461,177	2,601,133
Series 2004-25, Class 2A1 (P)	0.553	02/25/35	5,155,330	3,858,630
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	4.250	06/25/50	2,450,000	2,254,000
Series 2010-20R, Class 5A6 (P) (S)	3.500	09/27/35	4,766,150	4,718,488
Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11/05/27	3,750,000	3,857,360
First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.343	02/25/36	3,099,516	2,135,985
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.437	07/25/48	6,125,000	5,696,554
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7 (P)	5.317	06/10/36	625,000	674,303
GS Mortgage Securities Corp.
Series 2007, Class G10 (P)	6.002	08/10/45	4,675,000	4,473,249
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4 (P)	6.002	08/10/45	3,175,000	3,450,858
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A (P)	0.544	09/19/35	2,735,455	1,859,250
Indymac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.533	07/25/45	3,433,901	2,327,409
Jefferies & Company, Inc.
Series 2009-R2, Class 4A (P) (S)	5.110	05/26/37	3,195,654	3,211,962
Series 2009-R9, Class 1A1 (P) (S)	5.621	08/26/46	2,311,921	2,325,603

21

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2010-R8, Class 1A1 (P) (S)	0.481	02/26/47	$4,408,043	$4,315,598
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX (S)	5.130	01/12/43	2,388,998	2,387,688
Series 2006-LDP9, Class AJ	5.411	05/15/47	4,725,000	4,262,482
Series 2007-C1, Class A4	5.716	02/15/51	500,000	545,799
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,799,683	2,905,163
JPMorgan REREMIC
Series 2009-12, Class 1A1 (P) (S)	5.777	07/26/37	1,705,184	1,773,593
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	574,594
Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	1.062	03/25/47	981,359	641,394
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2A1A (P)	2.665	12/25/35	813,175	807,084
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.347	12/12/49	4,307,326	4,199,290
Morgan Stanley Reremic Trust
Series 2011-KEYA, Class 1A (S)	4.250	12/19/40	6,450,000	6,331,062
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.583	12/25/34	2,095,779	1,853,316
NCUA Guaranteed Notes
Series 2010-R1, Class 2A	1.840	10/07/20	1,587,946	1,593,901
Series 2010-R2, Class 1A (P)	0.610	11/06/17	3,600,640	3,601,756
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,602,926
RBSSP Resecuritization Trust
Series 2010-3, Class 3A1 (P) (S)	0.410	01/26/46	3,621,594	3,356,287
Series 2010-4, Class 3A1 (P) (S)	0.400	04/26/35	2,229,685	2,135,182
Series 2010-4, Class 5A1 (P) (S)	0.410	02/26/37	3,471,581	3,317,578
Structured Asset Mortgage Investments, Inc.
Series 2005-AR6, Class 2A1 (P)	0.523	09/25/45	3,547,631	2,310,324
WaMu Mortgage Pass Through Certificates
Series 2004-13, Class A1 (P)	0.610	11/25/34	3,623,544	3,043,864
Series 2004-AR8, Class A1 (P)	0.670	06/25/44	2,522,812	1,843,895
Series 2005-11, Class A1 (P)	0.533	08/25/45	4,241,745	3,565,776
Series 2005-AR1, Class A1A (P)	0.533	01/25/45	2,393,455	1,990,210
Series 2005-AR13, Class A1A1 (P)	0.503	10/25/45	5,020,119	4,198,787
Series 2005-AR13, Class A1B2 (P)	0.643	10/25/45	2,813,349	2,072,136
Series 2005-AR17, Class A1A2 (P)	0.503	12/25/45	4,222,026	3,228,833
Series 2005-AR19, Class A1A1 (P)	0.483	12/25/45	2,358,362	1,959,683
Series 2005-AR6, Class 2A1A (P)	0.443	04/25/45	4,794,187	4,087,490
Series 2005-AR8, Class 1A (P)	0.483	07/25/45	4,690,358	3,863,087
Series 2005-AR9, Class A1A (P)	0.533	07/25/45	3,213,125	2,649,119
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.784	07/25/35	2,315,513	2,224,166
Series 2005-AR4, Class 2A2 (P)	2.753	04/25/35	3,963,001	3,786,675
Series 2005-AR9, Class 3A1 (P)	2.816	05/25/35	1,127,344	1,059,142

Asset Backed Securities 3.05%				$32,129,518

(Cost $31,544,255)

Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	2,992,648
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 (P)	0.263	07/25/37	758,011	738,137
Series 2006-25, Class 2A1 (P)	0.283	06/25/47	121,268	120,077

22

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF11, Class 2A3 (P)	0.663	01/25/35	$127,350	$122,695
FUEL Trust
Series 2011-1 (S)	4.207	04/15/16	1,825,000	1,862,999
Home Equity Mortgage Trust
Series 2006-1, Class A2	5.300	05/25/36	6,311,000	2,417,220
Novastar Home Equity Loan
Series 2006-2, Class A2B (P)	0.323	06/25/36	706,097	702,712
Option One Mortgage Loan Trust
Series 2007-2, Class 3A1 (P)	0.303	03/25/37	2,098,076	2,061,106
SLC Student Loan Trust
Series 2010-B, Class A1 (P) (S)	4.000	07/15/42	2,438,126	2,547,440
SLM Student Loan Trust
Series 20011-1, Class A1 (P)	0.733	03/25/26	4,935,619	4,940,037
Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.513	11/25/35	2,735,112	2,614,890
Structured Asset Securities Corp.
Series 2006-BC6, Class A2 (P)	0.293	01/25/37	306,960	301,466
Series 2008-BC4, Class A3 (P)	0.463	11/25/37	5,359,042	5,144,321
TAL Advantage LLC
Series 2010-2A, Class A (S)	4.300	10/20/25	2,945,000	2,920,576
Series 2011-1A, Class A (S)	4.600	01/20/26	2,583,750	2,643,194
			Shares	Value

Common Stocks 0.08%				$868,015

(Cost $694,550)

Energy 0.08%				868,015

Oil, Gas & Consumable Fuels 0.08%
El Paso Corp.			44,720	868,015

			Shares	Value

Preferred Securities 0.39%				$4,119,069

(Cost $3,584,546)

Consumer Staples 0.07%				678,890

Food Products 0.07%
Archer-Daniels-Midland Company, 6.250%			14,500	678,890

Energy 0.08%				847,375

Oil, Gas & Consumable Fuels 0.08%
Apache Corp., Series D, 6.000%			12,040	847,375

Financials 0.18%				1,934,326

Commercial Banks 0.13%
Wells Fargo & Company, Series L, 7.500%			840	906,763
Wintrust Financial Corp., 7.500%			8,000	436,880

Insurance 0.05%
Hartford Financial Services Group, Inc., Series F, 7.250%			7,900	212,510
Metlife, Inc., 5.000% (I)			4,320	378,173

23

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

		Shares	Value
Information Technology 0.00%			$15,257

IT Services 0.00%
Unisys Corp., 6.250% (I)		175	15,257

Materials 0.03%			332,203

Metals & Mining 0.03%
AngloGold Ashanti Holdings Finance PLC, 6.000%		2,150	121,260
Molycorp, Inc., 5.500% (I)		1,560	210,943

Utilities 0.03%			311,018

Electric Utilities 0.02%
PPL Corp., 8.750% (I)		4,300	230,910

Independent Power Producers & Energy Traders 0.01%
AES Trust III, 6.750%		1,650	80,108

	Yield	Shares	Value
Short-Term Investments 12.71%			$133,887,039

(Cost $133,887,039)

Money Market Funds* 12.63%			133,085,513

State Street Institutional Liquid Reserves Fund	0.1560%	133,085,513	133,085,513

		Par value	Value
Repurchase Agreement 0.08%			801,526

Repurchase Agreement with State Street Corp., dated 04/29/2011 at 0.010% to be repurchased at $801,526 on 05/02/2011, collateralized by $805,000 U.S. Treasury
Note, 1.375% due 05/15/2013 (valued at $817,139, including interest)		$801,526	801,526

Total investments (Cost $1,116,081,121)† 108.81%			$1,146,262,832

Other assets and liabilities, net (8.81%)			($92,775,232)

Total net assets 100.00%		$1,053,487,600

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty

24

Multi Sector Bond Fund
As of 4-30-11 (Unaudited)

THB	Thai Baht
TRY	Turkish Lira
ZAR	South Afrian Rand

Notes to Portfolio of Investments

IO	Interest Only Security – Interest Tranche of Stripped Mortgage Pool

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

TBA	To Be Announced

(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H)	Non-income producing – Issuer is in default.

(I)	Non-income producing security.

(K)	Underlying issuer is shown parenthetically in security description.

(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $167,238,856 or 15.87% of the Fund's net assets as of 4-30-11.

(T)	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

*	Yield represents the annualized yield at the date of purchase.

†	At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,118,106,483.
Net unrealized appreciation aggregated $28,156,349, of which $31,676,794 related to appreciated investment securities and $3,520,445 related to depreciated investment securities.

25

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4/30/2011	Price	Inputs	Inputs

Corporate Bonds	$387,120,565	—	$386,403,923	$716,642
U.S. Government & Agency Obligations	101,229,387	—	101,229,387	—
Foreign Government Obligations	82,768,270	—	82,768,270	—
Capital Preferred Securities	5,744,624	—	5,744,624	—
Convertible Bonds	21,083,705	—	21,018,785	64,920
Structured Notes	16,998,711	—	584,092	16,414,619
Term Loans	205,342,306	—	204,947,306	395,000
Collateralized Mortgage Obligations	154,971,623	—	141,668,073	13,303,550
Asset Backed Securities	32,129,518	—	32,129,518	—
Common Stocks	868,015	$868,015	—	—
Preferred Securities	4,119,069	3,666,932	452,137	—
Short-Term Investments	133,887,039	133,085,513	801,526	—
Total investments in Securities	$1,146,262,832	$137,620,460	$977,747,641	$30,894,731

Other Financial Instruments:
Futures	($2,813,725)	($2,813,725)	—	—
Forward Foreign Currency Contracts	$189,462	—	$189,462	—
Interest Rate Swaps	($399,520)	—	($399,520)	—
Credit Default Swaps	($3,371,086)	—	($3,371,086)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

26

	Collateralized					Foreign
	Mortgage	Convertible	Corporate	Term	Structured	Government
	Obligations	Bonds	Bonds	Loans	Notes	Obligation	Total

Balance as of 7-31-10	$9,568	-	-	-	$20,210,649	$2,184,730	$22,404,947

Realized gain (loss)	263	-	$10,384	-	847,524	82,472	940,643
Changed in unrealized
appreciation
(depreciation)	(40,670)	$920	29,809	-	171,747	(32,502)	129,304

Purchases	13,366,769	64,000	819,458	$395,000	7,385,599	-	22,030,826

Sales	(32,380)	-	(143,009)	-	(12,200,900)	(1,191,753)	(13,568,042)

Transfers into Level 3	-	-	-	-	-	-	-

Transfers out of Level 3	-	-	-	-	-	(1,042,947)	(1,042,947)

Balance as of 4-30-11	$13,303,550	$64,920	$716,642	$395,000	$16,414,619	-	$30,894,731

Change in unrealized at
period end*	($44,154)	$920	$25,071	-	$528,725	-	$510,562

*Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors.

27

Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the nine months ended April 30, 2011, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at April 30, 2011. During the nine months ended April 30, 2011, the Fund held futures contracts with absolute notional values ranging from $97.1 million to $183.8 million, as measured at each quarter end.

	NUMBER				UNREALIZED
	OF		EXPIRATION		APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Treasury 5-Year Note Futures	257	Short	Jun 2011	($30,446,469)	($451,743)
U.S. Treasury 10-Year Note Futures	1,013	Short	Jun 2011	(122,715,453)	(1,579,787)
U.S. Treasury 30-Year Bond Futures	250	Short	Jun 2011	(30,593,750)	(782,195)

					($2,813,725)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral,

28

the risk that currency movements will not occur thereby reducing the Fund’s total return and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine months ended April 30, 2011, the Fund used forward foreign currency contracts to gain exposure to foreign currency and to manage against anticipated currency exchange rates. The following table summarizes the contracts held at April 30, 2011. During the nine months ended April 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging approximately from $2.4 million to $66.1 million, as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

Brazilian Real	7,327,397	$4,537,761	Citibank N.A.	5/3/2011	$119,878
Chinese Yuan Renminbi	1,818,000	272,482	Citibank N.A.	5/20/2011	8,096
Chinese Yuan Renminbi	71,120,000	10,890,050	Citibank N.A.	8/9/2011	162,670
Chinese Yuan Renminbi	7,908,801	1,224,166	Citibank N.A.	11/14/2011	12,621
New Russian Ruble	134,092,856	4,718,000	Citibank N.A.	7/6/2011	148,298
New Russian Ruble	17,367,812	620,000	Citibank N.A.	7/27/2011	9,128
Phillippine Peso	14,126,450	322,817	Citibank N.A.	5/11/2011	7,034
Phillippine Peso	14,126,450	327,228	Citibank N.A.	7/28/2011	1,358

		$22,912,504			$469,083

SELLS

Brazilian Real	7,327,397	$4,463,019	Citibank N.A.	5/3/2011	($194,619)
Brazilian Real	2,756,779	1,748,670	Citibank N.A.	6/2/2011	(1,516)
Chinese Yuan Renminbi	1,818,000	270,939	Citibank N.A.	5/20/2011	(9,639)
Chinese Yuan Renminbi	71,120,000	11,014,817	Citibank N.A.	8/9/2011	(37,903)
Euro	525,000	761,145	Citibank N.A.	5/25/2011	(15,978)
Euro	457,000	662,008	Citibank N.A.	5/26/2011	(14,440)
Phillippine Peso	14,126,450	326,774	Citibank N.A.	5/11/2011	(3,077)
Pound Sterling	81,000	132,813	Citibank N.A.	5/25/2011	(2,449)

		$19,380,185			($279,621)

Swaps. The Fund may enter into interest rate and credit default swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

29

During the nine months ended April 30, 2011, the Fund used interest rate swaps to manage duration of the portfolio. The following table summarizes the interest rate swap contracts held as of April 30, 2011. During the nine months ended April 30, 2011, the Fund held interest rate swaps with total USD notional amounts as represented below.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED	MATURITY	UNREALIZED	MARKET
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	DEPRECIATION	VALUE

3 Month
Citibank N.A.	$10,160,000	Fixed 3.5825%	LIBOR (a)	Dec 2019	($399,520)	($399,520)

(a) At April 30, 2011, the 3 Month LIBOR rate was 0.273%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

During the nine months ended April 30, 2011, the Fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the Fund held as of April 30, 2011 as a Buyer of protection. During the nine months ended April 30, 2011, the Fund held credit default swap contracts with total USD notional amounts up to $72.5 million, as measured at each quarter end.

UNAMORTIZED
					(PAY) /		UPFRONT
				USD	RECEIVE		PAYMENT	UNREALIZED
	REFERENCE	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

ITRAXX
Europe
Crossover
Series 14
Citibank N.A.	Version 1	52,600,000	EUR	$72,477,547	(5.000)%	Dec 2015	($523,962)	($4,374,305)	($4,898,267)

The Fund used CDS as a Seller of protection during the nine months ended April 30, 2011 to take a long exposure to the reference credit index. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. The following table summarizes the credit default swap contracts the Fund held as of April 30, 2011 where the Fund acted as a Seller of protection. During the nine months ended April 30, 2011, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging approximately from $11.0 million to $56.7 million, as measured at each quarter end.

30

							UNAMORTIZED
					(PAY) /		UPFRONT
				USD	RECEIVE		PAYMENT	UNREALIZED
	REFERENCE	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Citibank N.A.	CDX.NA.HY.15	45,700,000	USD	$45,700,000	5.000%	Dec 2015	$1,221,972	$1,138,142	$2,360,114
	CMBX NA AM
Citibank N.A.	4	2,000,000	USD	2,000,000	0.500%	Feb 2051	(1,144,017)	951,684	(192,333)
	CMBX NA AM
Citibank N.A.	4S	5,000,000	USD	5,000,000	0.500%	Feb 2051	(806,149)	325,316	(480,833)
	CMBX NA AAA
Citibank N.A.	4	4,000,000	USD	4,000,000	0.350%	Feb 2051	(1,648,162)	1,488,395	(159,767)

Total				$56,700,000			($2,376,356)	$3,903,537	$1,527,181

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2011 by risk category:

RISK	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVE FAIR	DERIVATIVES
	LOCATION	VALUE	FAIR VALUE

Interest rate contracts	Futures/Interest rate		($3,213,245)
	swaps

Credit contracts	Credit default swaps	$2,360,114	(5,731,200)

Foreign currency contracts	Forward foreign	469,083	(279,621)
	currency contracts

Total		$2,829,197	($9,224,066)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

31

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Multi Sector Bond Fund.

350Q3 4/11
6/11

John Hancock

MUTUAL FUNDS

John Hancock Global High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2011

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 63.52%				$206,058,546

(Cost $195,002,740)

Argentina 0.28%				892,447

Capex SA(S)	10.000	03/10/18	$132,000	131,340
Empresa Distribuidora y Comercializadora Norte SA(S)	9.750	10/25/22	264,000	273,666
IRSA Inversiones y Representaciones SA(S)	11.500	07/20/20	284,000	321,446
Tarjeta Naranja SA(S)	9.000	01/28/17	161,000	165,995

Australia 0.40%				1,298,465

FMG Resources August 2006 Pty, Ltd.(S)	7.000	11/01/15	500,000	527,500
Mirabela Nickel, Ltd.(S)	8.750	04/15/18	754,000	770,965

Barbados 0.04%				115,000

Columbus International, Inc.	11.500	11/20/14	100,000	115,000

Bermuda 0.60%				1,932,568

Petroplus Finance, Ltd.(S)	9.375	09/15/19	1,000,000	1,015,000
Qtel International Finance, Ltd.	7.875	06/10/19	145,000	170,919
Qtel International Finance, Ltd.(S)	5.000	10/19/25	609,000	552,668
Qtel International Finance, Ltd.(S)	4.750	02/16/21	205,000	193,981

Brazil 0.69%				2,250,472

Banco Cruzeiro do Sul SA(S)	8.875	09/22/20	369,000	356,085
Banco Cruzeiro do Sul SA	8.875	09/22/20	101,000	97,465
BM&FBovespa SA(S)	5.500	07/16/20	475,000	490,254
BR Malls International Finance, Ltd.(Q)(S)	8.500	01/21/16	137,000	144,878
BR Properties SA(Q)(S)	9.000	10/07/15	255,000	260,100
Cia de Saneamento Basico do Estado de Sao Paulo(S)	6.250	12/16/20	300,000	306,750
Hypermarcas SA(S)	6.500	04/20/21	284,000	286,840
Telemar Norte Leste SA(S)	5.500	10/23/20	316,000	308,100

Canada 2.24%				7,269,175

Ainsworth Lumber Company, Ltd., PIK(S)	11.000	07/29/15	786,541	798,339
Cascades, Inc.	7.875	01/15/20	75,000	80,063
Cascades, Inc.	7.750	12/15/17	700,000	747,250
Catalyst Paper Corp.(S)	11.000	12/15/16	430,000	431,613
CHC Helicopter SA(S)	9.250	10/15/20	850,000	833,000
Connacher Oil and Gas, Ltd.(S)	10.250	12/15/15	115,000	122,188
MEG Energy Corp.(S)	6.500	03/15/21	750,000	769,688
Mercer International, Inc.	9.500	12/01/17	600,000	658,500
Nova Chemicals Corp.	8.375	11/01/16	1,000,000	1,130,000
Taseko Mines, Ltd.	7.750	04/15/19	125,000	129,534
Trinidad Drilling, Ltd.(S)	7.875	01/15/19	450,000	477,000
Videotron Ltee	9.125	04/15/18	975,000	1,092,000

Cayman Islands 0.80%				2,582,125

Continental Senior Trustees Cayman, Ltd.(S)	5.500	11/18/20	294,000	278,679
Dubai Holding Commercial Operations, Ltd.(GBP)(D)	6.000	02/01/17	100,000	135,716
Dubai Holding Commercial Operations, Ltd.(EUR)(D)	4.750	01/30/14	50,000	65,171
General Shopping Finance, Ltd.(Q)(S)	10.000	11/09/15	419,000	435,760
Minerva Overseas, Ltd.(S)	10.875	11/15/19	119,000	132,388
Odebrecht Drilling Norbe VIII/IX, Ltd.(S)	6.350	06/30/21	503,000	529,911
Offshore Group Investments, Ltd.	11.500	08/01/15	215,000	239,994
Pemex Finance, Ltd.	9.150	11/15/18	520,000	602,134
Petrobras International Finance Company	5.375	01/27/21	160,000	162,372

1

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Chile 0.24%				782,478

Celulosa Arauco y Constitucion SA(S)	5.000	01/21/21	$161,000	$161,135
Corporacion Nacional del Cobre de Chile	7.500	01/15/19	280,000	340,273
Corporacion Nacional del Cobre de Chile(S)	6.150	10/24/36	255,000	281,070

China 0.22%				725,574

Country Garden Holdings Company(S)	11.125	02/23/18	200,000	209,500
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	202,000	214,120
Kaisa Group Holdings, Ltd.	13.500	04/28/15	100,000	101,714
West China Cement, Ltd.(S)	7.500	01/25/16	200,000	200,240

Dominican Republic 0.12%				396,232

Cap Cana SA(H)	10.000	04/30/16	282,556	141,278
Cap Cana SA	10.000	04/30/16	364,220	254,954

France 0.11%				369,375

CMA CGM SA(S)	8.500	04/15/17	375,000	369,375

Germany 0.17%				555,188

Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH(S)	8.125	12/01/17	525,000	555,188

Hong Kong 0.21%				675,494

Central China Real Estate, Ltd.(S)	12.250	10/20/15	254,000	264,699
China Oriental Group Company, Ltd.(S)	8.000	08/18/15	259,000	273,245
Sino-Forest Corp.(S)	6.250	10/21/17	140,000	137,550

India 0.04%				143,642

ICICI Bank, Ltd.(S)	5.750	11/16/20	143,000	143,642

Ireland 0.62%				1,994,843

Alfa Bank OJSC Via Alfa Bond Issuance PLC(S)	7.875	09/25/17	317,000	335,228
Ardagh Packaging Finance PLC(S)	9.125	10/15/20	800,000	884,000
MTS International Funding, Ltd.(S)	8.625	06/22/20	100,000	113,880
Novatek Finance, Ltd.(S)	6.604	02/03/21	358,000	377,035
Ono Finance II PLC(S)	10.875	07/15/19	260,000	284,700

Jamaica 0.26%				826,360

Digicel Group, Ltd.	10.500	04/15/18	342,000	389,880
Digicel Group, Ltd.(S)	9.125	01/15/15	171,000	177,840
Digicel, Ltd.	8.250	09/01/17	244,000	258,640

Jersey, C.I. 0.03%				93,910

Bank of India(P)(Q)	6.994	04/03/17	102,000	93,910

Kazakhstan 0.69%				2,246,863

BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)	10.750	07/01/18	198,823	208,516
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)(S)	10.750	07/01/18	534,480	560,536
BTA Bank JSC (Recovery Units)(I)(S)	-	07/01/20	860,400	64,530
KazMunayGas National Company(S)	7.000	05/05/20	325,000	352,950
KazMunayGas National Company	7.000	05/05/20	250,000	271,500
KazMunayGas National Company(S)	6.375	04/09/21	433,000	451,403
Zhaikmunai Finance BV(S)	10.500	10/19/15	315,000	337,428

Luxembourg 1.81%				5,860,715

APERAM(S)	7.750	04/01/18	550,000	569,938
APERAM(S)	7.375	04/01/16	350,000	360,500
Cemex Espana Luxembourg(EUR)(D)	8.875	05/12/17	51,000	74,594

2

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Luxembourg (continued)

ConvaTec Healthcare E SA(S)	10.500	12/15/18	$775,000	$835,063
Dematic SA(S)	8.750	05/01/16	350,000	357,472
Evraz Group SA(S)	6.750	04/27/18	279,000	279,233
Intelsat Jackson Holdings SA	11.250	06/15/16	1,075,000	1,142,188
Intelsat Jackson Holdings SA	8.500	11/01/19	250,000	268,750
Orascom Telecom Finance	7.875	02/08/14	200,000	205,700
Severstal OAO Via Steel Capital SA(S)	6.700	10/25/17	403,000	417,487
Severstal OAO Via Steel Capital SA	6.700	10/25/17	100,000	102,875
Vimpel Communications Via VIP Finance Ireland Ltd.(S)	7.748	02/02/21	274,000	289,070
Wind Acquisition Finance SA(S)	11.750	07/15/17	400,000	465,000
Wind Acquisition Holdings Finance SA, PIK(S)	12.250	07/15/17	399,874	492,845

Malaysia 1.37%				4,458,248

Petronas Capital, Ltd.	7.875	05/22/22	3,121,000	3,978,651
Petronas Capital, Ltd.	5.250	08/12/19	232,000	247,388
Petronas Global Sukuk, Ltd.(S)	4.250	08/12/14	220,000	232,209

Mexico 0.44%				1,426,181

Axtel SAB de CV	9.000	09/22/19	107,000	105,663
Axtel SAB de CV(S)	7.625	02/01/17	38,000	36,195
Bank of New York Mellon SA Institucion de Banca Multiple(S)	9.625	05/02/21	450,000	446,194
Cemex SAB de CV(S)	9.000	01/11/18	150,000	155,438
Cemex SAB de CV(P)(S)	5.301	09/30/15	446,000	442,136
Desarrolladora Homex SAB de CV	7.500	09/28/15	80,000	82,400
Hipotecaria Su Casita SA de CV (H)	8.500	10/04/16	5,000	2,125
Hipotecaria Su Casita SA de CV (H)(S)	8.500	10/04/16	14,000	5,950
Urbi Desarrollos Urbanos SAB de CV	9.500	01/21/20	134,000	150,080

Netherlands 0.61%				1,989,422

BLT Finance BV	7.500	05/15/14	102,000	87,882
Indosat Palapa Company BV(S)	7.375	07/29/20	136,000	152,660
Metinvest BV(S)	8.750	02/14/18	410,000	439,725
Myriad International Holding BV(S)	6.375	07/28/17	304,000	325,280
NXP BV/NXP Funding LLC(S)	9.750	08/01/18	850,000	983,875

Panama 0.06%				185,500

Banco de Credito del Peru(S)	5.375	09/16/20	200,000	185,500

Peru 0.06%				209,090

Inkia Energy, Ltd.(S)	8.375	04/04/21	206,000	209,090

Singapore 0.22%				702,883

Axis Bank(P)	7.125	06/28/22	101,000	104,612
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	300,000	319,500
STATS ChipPAC, Ltd.(S)	7.500	08/12/15	100,000	108,000
STATS ChipPAC, Ltd.(S)	5.375	03/31/16	69,000	69,391
Yanlord Land Group, Ltd.	9.500	05/04/17	100,000	101,380

Ukraine 0.10%				324,968

MHP SA	10.250	04/29/15	303,000	324,968

United Arab Emirates 0.31%				1,002,375

DP World, Ltd.	6.850	07/02/37	560,000	533,400
Dubai Sukuk Centre, Ltd.(P)	0.685	06/13/12	507,000	468,975

3

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United Kingdom 0.80%				$2,580,100

Ineos Group Holdings PLC(S)	8.500	02/15/16	$860,000	890,100
Virgin Media Finance PLC	9.500	08/15/16	175,000	200,594
Virgin Media Finance PLC	9.125	08/15/16	525,000	557,156
Virgin Media Finance PLC	8.375	10/15/19	825,000	932,250

United States 47.85%				155,231,425

Alere, Inc.	9.000	05/15/16	350,000	375,324
Alere, Inc.	7.875	02/01/16	725,000	772,125
Allison Transmission, Inc.(S)	11.000	11/01/15	325,000	353,438
Allison Transmission, Inc.(S)	7.125	05/15/19	75,000	76,125
Allison Transmission, Inc., PIK(S)	11.250	11/01/15	225,000	249,165
Ally Financial, Inc.(S)	7.500	09/15/20	275,000	299,750
Ally Financial, Inc.(S)	6.250	12/01/17	300,000	312,750
AMC Entertainment Holdings, Inc.(S)	9.750	12/01/20	125,000	133,125
AMC Entertainment, Inc.	8.750	06/01/19	675,000	732,375
AMC Entertainment, Inc.	8.000	03/01/14	950,000	963,063
American Casino & Entertainment Properties LLC	11.000	06/15/14	275,000	292,875
American Renal Holdings Company, Inc.	8.375	05/15/18	750,000	791,250
American Residential Services LLC(S)	12.000	04/15/15	400,000	439,000
American Standard Americas(S)	10.750	01/15/16	280,000	299,250
American Tire Distributors, Inc.	9.750	06/01/17	125,000	137,813
Ameristar Casinos, Inc.(S)	7.500	04/15/21	250,000	255,938
AMGH Merger Sub, Inc.(S)	9.250	11/01/18	825,000	888,938
Aquilex Holdings LLC/Aquilex Finance Corp.	11.125	12/15/16	50,000	51,688
ARAMARK Corp.	8.500	02/01/15	1,025,000	1,069,844
ARMARK Holdings Corp., PIK(S)	8.625	05/01/16	600,000	616,500
Armored AutoGroup, Inc.(S)	9.250	11/01/18	425,000	435,625
Associated Materials, Inc.(S)	9.125	11/01/17	100,000	107,625
Atkore International, Inc.(S)	9.875	01/01/18	800,000	870,000
Atlantic Broadband Finance LLC	9.375	01/15/14	525,000	533,531
Atlas Pipeline Partners LP	8.750	06/15/18	775,000	840,875
B&G Foods, Inc.	7.625	01/15/18	250,000	268,438
Baker & Taylor, Inc.(S)	11.500	07/01/13	600,000	519,000
Basic Energy Services, Inc.	7.125	04/15/16	600,000	612,750
Biomet, Inc.	11.625	10/15/17	550,000	624,250
Boise Paper Holdings LLC/Boise Co-Issuer Company	8.000	04/01/20	350,000	379,750
Bon-Ton Department Stores, Inc.	10.250	03/15/14	490,000	503,475
Boyd Gaming Corp.(S)	9.125	12/01/18	800,000	830,000
Brickman Group Holdings, Inc.(S)	9.125	11/01/18	575,000	600,875
BWAY Holding Company	10.000	06/15/18	350,000	384,125
Cablevision Systems Corp.	8.625	09/15/17	850,000	952,000
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	470,000	479,400
Calpine Corp.(S)	7.875	07/31/20	850,000	915,875
Calpine Corp.(S)	7.500	02/15/21	725,000	766,688
Case New Holland, Inc.(S)	7.875	12/01/17	725,000	810,188
CB Richard Ellis Services, Inc.	11.625	06/15/17	575,000	679,938
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875	04/30/18	150,000	162,563
CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01/15/19	450,000	471,375
Central Garden and Pet Company	8.250	03/01/18	250,000	263,750
Cenveo Corp.(S)	10.500	08/15/16	200,000	203,000
Cenveo Corp.	8.875	02/01/18	525,000	527,625
Cenveo Corp.	7.875	12/01/13	1,175,000	1,157,375
Cequel Communications Holdings I LLC/Cequel Capital
Corp.(S)	8.625	11/15/17	775,000	831,188
Cincinnati Bell, Inc.	8.750	03/15/18	460,000	441,600

4

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Cincinnati Bell, Inc.	8.250	10/15/17	$675,000	$685,125
Cinemark USA, Inc.	8.625	06/15/19	700,000	766,500
Citadel Broadcasting Corp.(S)	7.750	12/15/18	175,000	189,438
Citizens Communications Company	9.000	08/15/31	1,700,000	1,751,000
Claire's Stores, Inc.	9.250	06/01/15	200,000	199,000
Claire's Stores, Inc.(S)	8.875	03/15/19	250,000	243,125
Claire's Stores, Inc., PIK	9.625	06/01/15	757,762	765,340
Clean Harbors, Inc.	7.625	08/15/16	625,000	668,750
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.500	12/15/19	675,000	750,938
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.250	12/15/17	100,000	109,500
CNO Financial Group, Inc.(S)	9.000	01/15/18	450,000	475,875
CommScope, Inc.(S)	8.250	01/15/19	675,000	710,438
Community Health Systems, Inc.	8.875	07/15/15	1,550,000	1,584,875
Complete Production Services, Inc.	8.000	12/15/16	750,000	791,250
Consol Energy Inc.	8.250	04/01/20	275,000	306,625
Consol Energy Inc.	8.000	04/01/17	475,000	524,875
Copano Energy LLC Copano Energy Finance Corp.	7.125	04/01/21	450,000	461,250
Corrections Corp. of America	7.750	06/01/17	250,000	273,750
Cott Beverages, Inc.	8.375	11/15/17	525,000	563,063
Cott Beverages, Inc.	8.125	09/01/18	750,000	804,375
CPI International Acquisition, Inc.(S)	8.000	02/15/18	850,000	854,250
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875	02/15/18	325,000	355,063
Crown Castle International Corp.	9.000	01/15/15	725,000	804,750
Crown Castle International Corp.	7.125	11/01/19	225,000	240,469
DaVita, Inc.	6.625	11/01/20	275,000	282,219
Dean Foods Company(S)	9.750	12/15/18	775,000	804,063
Dean Foods Company	7.000	06/01/16	675,000	649,688
Dean Foods Company	6.900	10/15/17	700,000	651,000
Del Monte Foods Company(S)	7.625	02/15/19	850,000	870,188
DineEquity, Inc.(S)	9.500	10/30/18	475,000	518,938
DISH DBS Corp.	7.875	09/01/19	1,550,000	1,677,875
Dole Food Company, Inc.(S)	8.000	10/01/16	1,275,000	1,362,656
Drummond Company, Inc.	7.375	02/15/16	700,000	724,500
Dunkin Finance Corp.(S)	9.625	12/01/18	456,000	465,120
Dynegy Holdings, Inc.	7.750	06/01/19	1,900,000	1,482,000
E*Trade Financial Corp., PIK	12.500	11/30/17	675,000	805,781
Edison Mission Energy	7.750	06/15/16	850,000	731,000
Edison Mission Energy	7.000	05/15/17	875,000	693,438
Education Management LLC/Education Management
Finance Corp.	8.750	06/01/14	825,000	841,500
El Paso Corp.	7.800	08/01/31	100,000	114,431
El Paso Corp.	7.250	06/01/18	750,000	845,296
El Paso Corp.	7.000	06/15/17	600,000	666,233
Elizabeth Arden, Inc.	7.375	03/15/21	325,000	342,063
Encore Acquisition Company	9.500	05/01/16	650,000	732,875
Express LLC/Express Finance Corp.	8.750	03/01/18	475,000	519,531
Exterran Holdings, Inc.(S)	7.250	12/01/18	450,000	468,000
Fidelity National Information Services, Inc.	7.625	07/15/17	225,000	246,375
First Data Corp.(S)	12.625	01/15/21	475,000	520,719
Ford Motor Credit Company LLC	8.700	10/01/14	500,000	572,583
Fox Acquisition Sub LLC(S)	13.375	07/15/16	650,000	724,750
GCI, Inc.	8.625	11/15/19	400,000	441,000

5

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

General Maritime Corp.	12.000	11/15/17	$650,000	$607,750
GenOn Energy, Inc.(S)	9.875	10/15/20	750,000	802,500
GenOn Energy, Inc.(S)	9.500	10/15/18	625,000	667,188
GEO Group, Inc.	7.750	10/15/17	595,000	636,650
Graphic Packaging International, Inc.	9.500	06/15/17	1,225,000	1,372,000
Griffon Corp.(S)	7.125	04/01/18	275,000	284,969
GXS Worldwide, Inc.	9.750	06/15/15	825,000	843,563
Harrah's Operating Company, Inc.	5.375	12/15/13	425,000	402,688
HCA Holdings, Inc.(S)	7.750	05/15/21	100,000	104,500
HCA, Inc.	9.250	11/15/16	1,400,000	1,501,500
HCA, Inc.	8.360	04/15/24	915,000	912,713
HealthSouth Corp.	8.125	02/15/20	825,000	901,313
Hercules Offshore, Inc.(S)	10.500	10/15/17	910,000	955,500
Hornbeck Offshore Services, Inc.	6.125	12/01/14	650,000	656,500
Hughes Network Systems LLC	9.500	04/15/14	400,000	412,000
Hughes Network Systems LLC	9.500	04/15/14	250,000	257,500
Huntington Ingalls Industries, Inc.(S)	6.875	03/15/18	425,000	447,313
IASIS Healthcare LLC/IASIS Capital Corp(S)	8.375	05/15/19	600,000	610,500
IASIS Healthcare LLC/IASIS Capital Corp.	8.750	06/15/14	725,000	739,500
iGate Corp.(S)	9.000	05/01/16	675,000	691,875
Insight Communications Company, Inc.(S)	9.375	07/15/18	250,000	279,375
Interactive Data Corp.(S)	10.250	08/01/18	750,000	836,250
Interface, Inc.	7.625	12/01/18	500,000	542,500
Interline Brands, Inc.	7.000	11/15/18	225,000	231,750
International Lease Finance Corp.	8.250	12/15/20	400,000	446,000
Iron Mountain, Inc.	8.375	08/15/21	75,000	79,875
Isle of Capri Casinos, Inc.(S)	7.750	03/15/19	525,000	535,500
Isle of Capri Casinos, Inc.	7.000	03/01/14	875,000	877,188
ITC Deltacom, Inc.	10.500	04/01/16	800,000	888,000
Jacobs Entertainment, Inc.	9.750	06/15/14	80,000	82,200
Jarden Corp.	7.500	01/15/20	75,000	80,063
JC Penney Corp., Inc.	7.400	04/01/37	750,000	714,375
JMC Steel Group(S)	8.250	03/15/18	650,000	680,875
Koppers, Inc.	7.875	12/01/19	650,000	708,500
Lamar Media Corp.	7.875	04/15/18	75,000	80,625
Lamar Media Corp., Series D	6.625	08/15/15	825,000	842,531
Level 3 Financing, Inc.	10.000	02/01/18	850,000	918,000
Level 3 Financing, Inc.	9.250	11/01/14	65,000	67,438
Levi Strauss & Company	8.875	04/01/16	325,000	338,813
Levi Strauss & Company	7.625	05/15/20	350,000	352,625
Libbey Glass, Inc.	10.000	02/15/15	90,000	98,325
Limited Brands, Inc.	7.000	05/01/20	1,300,000	1,378,000
Linn Energy LLC/Linn Energy Finance Corp.(S)	7.750	02/01/21	1,125,000	1,205,156
MacDermid, Inc.(S)	9.500	04/15/17	425,000	452,625
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., Series B	8.750	04/15/18	625,000	689,063
MEMC Electronic Materials, Inc.(S)	7.750	04/01/19	700,000	727,125
MetroPCS Wireless, Inc.	7.875	09/01/18	275,000	296,313
MetroPCS Wireless, Inc.	6.625	11/15/20	650,000	650,813
MGM Mirage, Inc.	5.875	02/27/14	850,000	830,875
MGM Resorts International(S)	10.000	11/01/16	425,000	457,938
MGM Resorts International	9.000	03/15/20	600,000	669,000
MGM Resorts International	6.875	04/01/16	395,000	372,288
Michael Foods, Inc.(S)	9.750	07/15/18	275,000	301,813
Michaels Stores, Inc.	11.375	11/01/16	1,225,000	1,335,250

6

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Momentive Performance Materials, Inc.	11.500	12/01/16	$175,000	$189,875
Momentive Performance Materials, Inc.(S)	9.000	01/15/21	900,000	969,750
MultiPlan, Inc.(S)	9.875	09/01/18	325,000	351,813
NBTY, Inc.(S)	9.000	10/01/18	800,000	872,000
New Albertsons, Inc.	8.000	05/01/31	1,700,000	1,462,000
NewMarket Corp.	7.125	12/15/16	400,000	418,500
NewPage Corp.	11.375	12/31/14	475,000	472,625
Nextel Communications, Inc., Series D	7.375	08/01/15	900,000	906,750
NFR Energy LLC/NFR Energy Finance Corp.(S)	9.750	02/15/17	425,000	420,750
NFR Energy LLC/NFR Energy Finance Corp.(S)	9.750	02/15/17	25,000	24,750
Nielsen Finance LLC/Nielsen Finance Company(S)	7.750	10/15/18	175,000	188,563
Nii Capital Corp.	7.625	04/01/21	250,000	264,375
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875	03/15/18	775,000	839,906
Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	700,000	752,500
Novelis, Inc.	8.375	12/15/17	725,000	801,125
NRG Energy, Inc.	8.500	06/15/19	1,075,000	1,144,875
NRG Energy, Inc.	8.250	09/01/20	525,000	552,563
NRG Energy, Inc.	7.375	02/01/16	825,000	855,938
Owens-Illinois, Inc.	7.800	05/15/18	1,000,000	1,097,500
Park-Ohio Industries, Inc.(S)	8.125	04/01/21	300,000	303,000
Parker Drilling Company	9.125	04/01/18	75,000	83,063
Pemex Project Funding Master Trust	6.625	06/15/35	972,000	988,271
Penn Virginia Corp.	10.375	06/15/16	650,000	737,750
Penn Virginia Resource Partners LP/Penn Virginia Resource
Finance Corp.	8.250	04/15/18	350,000	374,500
Petco Animal Supplies, Inc.(S)	9.250	12/01/18	500,000	540,000
PHH Corp.	9.250	03/01/16	175,000	192,938
PHI, Inc.	8.625	10/15/18	300,000	318,750
Pinafore LLC/Pinafore, Inc.(S)	9.000	10/01/18	800,000	874,000
Pinnacle Entertainment, Inc.	8.750	05/15/20	250,000	268,750
Pinnacle Entertainment, Inc.	8.625	08/01/17	1,300,000	1,430,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625	04/01/17	650,000	698,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.250	04/01/15	375,000	391,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.250	09/01/17	650,000	687,375
Pioneer Natural Resources Company	6.875	05/01/18	775,000	843,748
Plains Exploration & Production Company	7.625	06/01/18	300,000	321,750
Plains Exploration & Production Company	7.625	04/01/20	375,000	402,188
Pregis Corp.	12.375	10/15/13	295,000	291,313
Provident Funding Associates LP/PFG Finance Corp.(S)	10.250	04/15/17	400,000	446,000
Provident Funding Associates LP/PFG Finance Corp.(S)	10.125	02/15/19	450,000	469,688
Quicksilver Resources, Inc.	8.250	08/01/15	400,000	424,000
Quiksilver, Inc.	6.875	04/15/15	625,000	616,406
QVC, Inc.(S)	7.500	10/01/19	650,000	690,625
Qwest Corp.	8.375	05/01/16	425,000	504,688
Qwest Corp.	7.125	11/15/43	1,975,000	1,940,438
Radiation Therapy Services, Inc.	9.875	04/15/17	850,000	867,000
Radio One, Inc., PIK(S)	12.500	05/24/16	873,896	917,591
RBS Global, Inc./Rexnord LLC	8.500	05/01/18	1,650,000	1,790,250
Regal Cinemas Corp.	8.625	07/15/19	775,000	835,063
Regal Entertainment Group	9.125	08/15/18	100,000	107,250
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875	12/01/18	175,000	186,813
Reynolds Group Issuer, Inc.(S)	9.000	04/15/19	500,000	526,875
Reynolds Group Issuer, Inc.(S)	8.500	05/15/18	775,000	798,250
Reynolds Group Issuer, Inc.(S)	8.250	02/15/21	235,000	238,819
Reynolds Group Issuer, Inc.(S)	7.750	10/15/16	675,000	715,500

7

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Sabine Pass LNG LP	7.500	11/30/16	$600,000	$624,000
Sabine Pass LNG LP	7.250	11/30/13	400,000	413,000
SandRidge Energy, Inc.	8.750	01/15/20	500,000	550,000
SandRidge Energy, Inc.(S)	7.500	03/15/21	1,000,000	1,052,500
Sensus USA, Inc.	8.625	12/15/13	250,000	252,500
SESI LLC(S)	6.375	05/01/19	425,000	429,250
Sinclair Television Group, Inc.(S)	9.250	11/01/17	300,000	335,250
Sinclair Television Group, Inc.	8.375	10/15/18	1,350,000	1,444,500
Smithfield Foods, Inc.	10.000	07/15/14	387,000	458,595
Solo Cup Company	8.500	02/15/14	145,000	127,238
Southern Copper Corp.	6.750	04/16/40	54,000	53,028
Sprint Capital Corp.	8.750	03/15/32	1,625,000	1,779,375
SPX Corp.(S)	6.875	09/01/17	400,000	428,000
SSI Investments II/SSI Company-Issuer LLC	11.125	06/01/18	625,000	701,563
SunGard Data Systems, Inc.(S)	7.625	11/15/20	150,000	156,375
SunGard Data Systems, Inc.(S)	7.375	11/15/18	650,000	671,125
Surgical Care Affiliates, Inc.(S)	10.000	07/15/17	625,000	645,313
Surgical Care Affiliates, Inc., PIK(S)	8.875	07/15/15	250,000	256,875
Targa Resources Partners LP(S)	7.875	10/15/18	675,000	712,125
Tenet Healthcare Corp.	8.000	08/01/20	825,000	853,875
Tenneco, Inc.	7.750	08/15/18	225,000	239,063
The AES Corp.	9.750	04/15/16	1,350,000	1,562,625
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	560,000
The Manitowoc Company, Inc.	8.500	11/01/20	350,000	383,250
The McClatchy Company	11.500	02/15/17	415,000	453,388
The Neiman Marcus Group, Inc.	10.375	10/15/15	325,000	342,875
The Neiman Marcus Group, Inc., PIK	9.000	10/15/15	500,000	523,750
The ServiceMaster Company	7.450	08/15/27	425,000	351,688
The ServiceMaster Company, PIK(S)	10.750	07/15/15	425,000	451,563
Toys R Us Property Company LLC	10.750	07/15/17	825,000	935,344
Trans Union LLC/TransUnion Financing Corp.	11.375	06/15/18	425,000	490,875
TransDigm, Inc.(S)	7.750	12/15/18	1,225,000	1,319,938
Triumph Group, Inc.	8.625	07/15/18	575,000	636,094
TRW Automotive, Inc.(S)	8.875	12/01/17	450,000	508,500
Uncle Acquisition 2010 Corp.(S)	8.625	02/15/19	500,000	531,250
United Rentals North America, Inc.	8.375	09/15/20	825,000	878,625
United Surgical Partners International, Inc., PIK	9.250	05/01/17	850,000	899,938
Univision Communications, Inc.(S)	8.500	05/15/21	350,000	363,125
Univision Communications, Inc.(S)	7.875	11/01/20	750,000	798,750
Vanguard Health Holding Company II LLC	8.000	02/01/18	1,575,000	1,645,875
Vanguard Health Systems, Inc.(S)	Zero	02/01/16	460,000	297,850
Venoco, Inc.(S)	8.875	02/15/19	425,000	426,594
Verso Paper Holdings LLC/Verso Paper, Inc., Series B	11.375	08/01/16	290,000	308,850
Visant Corp.	10.000	10/01/17	300,000	324,000
West Corp.(S)	8.625	10/01/18	100,000	106,000
West Corp.(S)	7.875	01/15/19	550,000	566,500
Windstream Corp.	8.125	09/01/18	325,000	350,188
Windstream Corp.(S)	7.750	10/15/20	75,000	79,500
Windstream Corp.(S)	7.750	10/01/21	200,000	211,500
Windstream Corp.(S)	7.500	04/01/23	550,000	558,250

Venezuela 1.89%				6,144,036

Petroleos de Venezuela SA	5.250	04/12/17	1,116,000	686,340
Petroleos de Venezuela SA	4.900	10/28/14	7,238,324	5,457,696

8

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Virgin Islands 0.24%				$793,392

Gerdau Trade, Inc.(S)	5.750	01/30/21	$154,000	155,540
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	193,074
Sinochem Overseas Capital Company, Ltd.(S)	4.500	11/12/20	467,000	444,778

Foreign Government Obligations 25.25%				$81,896,566

(Cost $78,429,551)

Argentina 2.56%				8,304,308

Republic of Argentina
Bond	8.280	12/31/33	3,067,822	2,730,362
Bond (EUR) (D)	7.820	12/31/33	373,878	404,252
Bond	7.000	09/12/13	593,000	610,197
Bond	7.000	04/17/17	977,473	879,726
Bond (ARS) (D) (P)	5.830	12/31/33	4,677,108	1,859,608
Bond (I)	-	12/15/35	2,224,523	361,485
Bond (EUR) (D) (I)	-	12/15/35	7,080,000	1,458,678

Brazil 0.71%				2,312,112

Federative Republic of Brazil
Bond	8.875	10/14/19	370,000	493,025
Bond	4.875	01/22/21	1,116,000	1,152,270
Note	8.750	02/04/25	285,000	388,313
Note	5.875	01/15/19	248,000	278,504

Colombia 2.10%				6,819,279

Republic of Colombia
Bond	11.750	02/25/20	145,000	222,213
Bond (COP) (D)	9.850	06/28/27	133,000,000	94,251
Bond	7.375	01/27/17	980,000	1,170,120
Bond	7.375	03/18/19	309,000	375,435
Bond	7.375	09/18/37	2,655,000	3,239,100
Santa Fe de Bogota
Note (COP)(D)	9.750	07/26/28	2,528,000,000	1,718,160

Croatia 0.65%				2,113,443

Republic of Croatia
Bond	6.750	11/05/19	327,000	347,624
Bond (S)	6.625	07/14/20	536,000	562,532
Bond (S)	6.375	03/24/21	1,183,000	1,203,287

El Salvador 0.51%				1,635,813

Republic of El Salvador
Bond	8.250	04/10/32	500,000	553,750
Bond	7.375	12/01/19	995,000	1,082,063

Ghana 0.08%				250,880

Republic of Ghana
Bond	8.500	10/04/17	224,000	250,880

Indonesia 1.21%				3,907,130

Republic of Indonesia
Bond	11.625	03/04/19	1,555,000	2,266,413
Bond	6.875	03/09/17	1,435,000	1,640,717

9

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Iraq 1.41%				$4,581,850

Republic of Iraq
Bond	5.800	01/15/28	$5,035,000	4,581,850

Malaysia 0.62%				1,998,180

Government of Malaysia
Bond (MYR) (D)	4.012	09/15/17	390,000	133,592
Bond (MYR) (D)	3.835	08/12/15	2,020,000	692,443
Bond (MYR) (D)	3.741	02/27/15	3,430,000	1,172,145

Mexico 2.26%				7,340,579

Government of Mexico
Bond (MXN) (D)	10.000	12/05/24	8,820,000	928,147
Bond (MXN) (D)	8.000	06/11/20	25,700,000	2,352,844
Bond	8.000	09/24/22	632,000	834,240
Bond	7.500	04/08/33	1,441,000	1,776,033
Bond	5.950	03/19/19	1,290,000	1,449,315

Pakistan 0.09%				297,476

Islamic Republic of Pakistan
Bond	7.125	03/31/16	325,000	297,476

Panama 1.32%				4,279,309

Republic of Panama
Bond	8.875	09/30/27	239,000	328,506
Bond	7.250	03/15/15	268,000	313,828
Bond	5.200	01/30/20	3,415,000	3,636,975

Peru 0.38%				1,246,382

Republic of Peru
Bond	8.750	11/21/33	495,000	636,323
Bond	8.375	05/03/16	203,000	243,499
Bond	7.350	07/21/25	316,000	366,560

Philippines 1.76%				5,704,148

Republic of Philippines
Bond	9.375	01/18/17	1,049,000	1,347,965
Bond	7.750	01/14/31	2,842,000	3,481,450
Bond	7.500	09/25/24	217,000	258,230
Bond (PHP) (D)	4.950	01/15/21	14,000,000	319,668
Bond (PHP) (D)	4.950	01/15/21	13,000,000	296,835

Poland 1.32%				4,267,684

Republic of Poland
Bond	6.375	07/15/19	3,446,000	3,856,508
Bond	5.125	04/21/21	412,000	411,176

Qatar 0.40%				1,299,760

Government of Qatar
Bond (S)	5.250	01/20/20	1,232,000	1,299,760

Russia 2.41%				7,825,135

Government of Russia
Eurobond	7.500	03/31/30	5,883,878	6,858,425
Eurobond (S)	5.000	04/29/20	500,000	506,250
Eurobond (S)	3.625	04/29/15	455,000	460,460

10

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

South Africa 1.72%				$5,582,637

Republic of South Africa
Bond (ZAR) (D)	8.000	12/21/18	4,300,000	643,264
Bond (ZAR) (D)	7.250	01/15/20	2,400,000	339,398
Bond	6.875	05/27/19	1,054,000	1,226,329
Bond (ZAR) (D)	6.750	03/31/21	9,940,000	1,343,883
Bond	6.500	06/02/14	250,000	278,750
Bond	5.875	05/30/22	780,000	840,450
Bond	5.500	03/09/20	857,000	910,563

South Korea 0.10%				321,320

Republic of Korea
Bond	7.125	04/16/19	271,000	321,320

Turkey 1.04%				3,373,581

Republic of Turkey
Bond	7.500	11/07/19	950,000	1,128,125
Bond	7.250	03/15/15	1,130,000	1,291,590
Bond	7.250	03/05/38	599,000	684,358
Bond	7.000	09/26/16	103,000	118,038
Bond	7.000	06/05/20	132,000	151,470

Ukraine 0.88%				2,842,924

Republic of Ukraine
Bond	7.650	06/11/13	494,000	526,283
Bond (S)	6.875	09/23/15	657,000	685,580
Bond	6.875	09/23/15	472,000	492,532
Bond	6.580	11/21/16	880,000	894,300
Bond	6.385	06/26/12	237,000	244,229

Uruguay 0.79%				2,570,466

Republic of Uruguay
Bond	9.250	05/17/17	154,000	197,120
Bond	8.000	11/18/22	1,530,057	1,916,396
Bond	7.625	03/21/36	380,000	456,950

Venezuela 0.93%				3,022,170

Republic of Venezuela
Bond	13.625	08/15/18	810,000	789,750
Bond	9.000	05/07/23	855,800	584,939
Bond	8.500	10/08/14	1,461,000	1,380,645
Bond	8.250	10/13/24	231,500	148,160
Bond	7.000	12/01/18	75,000	53,438
Bond	5.750	02/26/16	85,000	65,238

Capital Preferred Securities 0.47%				$1,533,045

(Cost $1,490,571)

Cayman Islands 0.05%				163,200

Hutchison Whampoa International 10, Ltd.(P)(Q)	6.000	10/28/15	160,000	163,200

United States 0.42%				1,369,845

Xerox Capital Trust I	8.000	02/01/27	1,350,000	1,369,845

11

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Convertible Bonds 1.20%				$3,896,026

(Cost $3,660,182)

Australia 0.00%				3,765

InterOil Corp.	2.750	11/15/15	$4,000	3,765

Bahamas 0.00%				13,187

Ultrapetrol Bahamas, Ltd.(S)	7.250	01/15/17	13,000	13,187

China 0.01%				24,926

Home Inns & Hotels Management, Inc.(S)	2.000	12/15/15	23,000	24,926

France 0.04%				114,441

Cie Generale des Etablissements Michelin(EUR)(D)	Zero	01/01/17	65,407	114,441

Indonesia 0.03%				103,019

BLT International Corp.	12.000	02/10/15	100,000	103,019

Ireland 0.05%				162,400

Shire PLC	2.750	05/09/14	140,000	162,400

Mexico 0.02%				60,600

Cemex SAB de CV(S)	3.750	03/15/18	40,000	40,450
Cemex SAB de CV(S)	3.250	03/15/16	20,000	20,150

United Kingdom 0.04%				124,625

Subsea 7 SA	2.250	10/11/13	100,000	124,625

United States 1.01%				3,289,063

Airtran Holdings, Inc.	5.250	11/01/16	40,000	57,750
Alcatel-Lucent USA, Inc.	2.875	06/15/25	37,000	36,399
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	158,000	143,188
Alliant Techsystems, Inc.	2.750	09/15/11	135,000	135,844
Altra Holdings, Inc.(S)	2.750	03/01/31	28,000	31,675
Amylin Pharmaceuticals, Inc.	3.000	06/15/14	134,000	121,940
Ares Capital Corp.(S)	5.125	06/01/16	7,000	7,262
Boston Properties LP	3.750	05/15/36	8,000	9,430
Comtech Telecommunications Corp.	3.000	05/01/29	111,000	116,966
Digital River, Inc.(S)	2.000	11/01/30	103,000	101,841
EarthLink, Inc. (3.250% to 11/15/2011, then 3.500%)	3.250	11/15/26	148,000	161,135
Gilead Sciences, Inc.(S)	1.000	05/01/14	120,000	129,450
Gilead Sciences, Inc.	0.500	05/01/11	175,000	175,362
Greenbrier Companies, Inc.(S)	3.500	04/01/18	67,000	69,117
Hercules Offshore, Inc. (3.375% Steps down to Zero Coupon
on 6/1/2013)	3.375	06/01/38	103,000	96,949
Hologic, Inc. (2.000% Steps down to Zero Coupon on
12/15/2013)	2.000	12/15/37	35,000	33,950
Ixia(S)	3.000	12/15/15	122,000	138,775
Life Technologies Corp.	3.250	06/15/25	237,000	268,995
Mentor Graphics Corp.(S)	4.000	04/01/31	15,000	15,490
Micron Technology, Inc.	1.875	06/01/27	40,000	47,750
Newpark Resources, Inc.	4.000	10/01/17	85,000	95,944
ON Semiconductor Corp.	2.625	12/15/26	113,000	138,708
ON Semiconductor Corp., Series B (Call/Conversion date on
04/15/2012)	Zero	04/15/24	107,000	124,789
Owens-Brockway Glass Container, Inc.(S)	3.000	06/01/15	135,000	135,844
PDL BioPharma, Inc.	2.000	02/15/12	52,000	52,520

12

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Photronics, Inc.(S)	3.250	04/01/16	$7,000	$7,921
Quicksilver Resources, Inc.	1.875	11/01/24	2,000	2,153
Radian Group, Inc.	3.000	11/15/17	29,000	23,816
RTI International Metals, Inc.	3.000	12/01/15	62,000	71,378
SanDisk Corp.	1.500	08/15/17	52,000	60,255
Savient Pharmaceuticals, Inc.	4.750	02/01/18	14,000	17,360
Smithfield Foods, Inc.	4.000	06/30/13	78,000	97,305
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	75,000	81,656
TRW Automotive, Inc.(S)	3.500	12/01/15	52,000	106,730
Tyson Foods, Inc.	3.250	10/15/13	125,000	165,781
Veeco Instruments, Inc.	4.125	04/15/12	28,000	52,010
WebMD Health Corp.(S)	2.500	01/31/18	46,000	48,875
WebMD Health Corp.(S)	2.250	03/31/16	16,000	16,100
Xilinx, Inc.	3.125	03/15/37	74,000	90,650

Structured Notes (K) 2.17%				$7,046,611

(Cost $6,498,217)

Brazil 1.25%				4,049,802

Federative Republic of Brazil (Citigroup Funding, Inc.)
Note (BRL) (D)	10.000	01/01/21	2,000,000	1,095,983
Note (BRL) (D)	10.000	01/01/21	2,100,000	1,150,822
Federative Republic of Brazil (HSBC Bank USA)
Note (BRL) (D)	10.000	01/01/17	1,350,000	772,127
Note (BRL) (D)	10.000	01/01/17	800,000	457,557
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	10.000	12/12/11	500,000	299,090
Note (BRL) (D)	10.000	01/01/21	500,000	274,223

Colombia 0.30%				968,213

Republic of Columbia (Citigroup Funding, Inc.)
Bond (COP) (D)	11.000	07/27/20	1,000,000,000	660,395
Note (COP) (D)	10.000	07/24/24	485,000,000	307,818

Indonesia 0.42%				1,368,741

Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	12.800	06/15/21	3,600,000,000	569,594
Note (IDR) (D)	11.500	09/15/19	2,000,000,000	288,253
Republic of Indonesia (HSBC Bank USA)
Bond (IDR)(D)	11.000	11/16/20	3,600,000,000	510,894

United Kingdom 0.20%				659,855

Deutsche Bank AG/London(S)	9.375	02/13/18	644,000	659,855

Term Loans (M) 1.60%				$5,197,214

(Cost $5,035,707)

Singapore 0.19%				633,000

Bumi Resources Tbk PT	6.786	03/02/12	280,967	280,967
Bumi Resources Tbk PT	6.786	03/02/12	352,033	352,033

United States 1.41%				4,564,214

Bumi Resources Tbk PT	11.236	08/07/13	601,000	631,651
Endesa Costanera S.A.	11.278	03/30/12	135,000	135,000
Harrah's Operating Company, Inc.	3.255	01/28/15	825,000	772,406
iStar Financial, Inc.	7.000	06/30/14	800,000	802,286

13

Global High Yield Fund
As of April 30, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Sprinleaf Finance Corp.	7.250	04/21/15	325,000	325,226
Texas Competitive Electric Holdings Company LLC	3.732	10/10/14	2,131,101	1,814,632
Texas Competitive Electric Holdings Company LLC	3.732	10/10/17	103,604	83,013

			Shares	Value

Preferred Securities 0.22%				$706,848

(Cost $612,679)

United Kingdom 0.01%				19,740

AngloGold Ashanti Holdings Finance PLC, 6.000%			350	19,740

United States 0.21%				687,108

AES Trust III, 6.750%			200	9,710
Apache Corp., Series D, 6.000%			2,130	149,909
Archer-Daniels-Midland Company, 6.250%			2,300	107,686
Hartford Financial Services Group, Inc., Series F, 7.250%			1,400	37,660
Metlife, Inc., 5.000% (I)			780	68,281
Molycorp, Inc., 5.500% (I)			260	35,157
PPL Corp., 8.750% (I)			800	42,960
Unisys Corp., 6.250% (I)			31	2,703
Wells Fargo & Company, 7.500%			140	151,127
Wintrust Financial Corp., 7.500%			1,500	81,915

			Shares	Value

Common Stocks 0.04%				$141,771

(Cost $108,786)

United States 0.04%				141,771

El Paso Corp.			7,304	141,771

		Yield	Shares	Value

Short-Term Investments 4.75%				$15,402,012

(Cost $15,402,012)

Money Market Funds* 4.70%				15,240,083

State Street Institutional Liquid Reserves Fund		0.1560%	15,240,083	15,240,083

			Par value	Value

Repurchase Agreement 0.05%				161,929

Repurchase Agreement with State Street Corp. dated 4/29/2011 at
0.010% to be repurchased at $161,929 on 5/2/2011, collateralized by $165,000 U.S. Treasury Notes, 1.375% due 5/15/13 (valued at
$167,488, including interest)			$161,929	161,929

Total investments (Cost $306,240,445)† 99.22%				$321,878,639

Other assets and liabilities, net 0.78%				$2,540,258

Total net assets 100.00%				$324,418,897

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

14

Global High Yield Fund
As of April 30, 2011 (Unaudited)

ARS Argentine Peso

BRL Brazilian Real

COP Colombian Peso

EUR Euro

GBP Pound Sterling

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

MYR Malaysian Ringgit

PHP Philippino Peso

PIK Payment-in-kind

ZAR South African Rand

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing – Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $85,748,682 or 26.40% of the Fund's net assets as of 4-30-11.

* Yield represents either the annualized yield at the date of purchase.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $307,336,847. Net unrealized appreciation aggregated $14,541,792, of which $15,585,339 related to appreciated investment securities and $1,043,547 related to depreciated investment securities.

The Fund had the following sector composition as of 4-30-11 (as a percentage of total net assets):

Foreign Government	27%
Consumer Discretionary	14%
Energy	12%
Telecommunication Services	7%
Financials	6%
Materials	6%
Industrials	6%
Health Care	5%
Consumer Staples	4%
Utilities	4%
Information Technology	3%
Short-Term Investments & Other	6%

15

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				Level 3
	Total Market			Significant
	Value at	Level 1	Level 2 Significant	Unobservable
	4/30/2011	Quoted Price	Observable Inputs	Inputs
Corporate Bonds	$206,058,546	-	$205,217,826	$840,720
Foreign Government
Obligations	81,896,566	-	81,896,566	-
Capital Preferred Securities	1,533,045	-	1,533,045	-
Convertible Bonds	3,896,026	-	3,882,839	13,187
Structured Notes	7,046,611	-	1,170,749	5,875,862
Term Loans	5,197,214	-	3,797,563	1,399,651
Preferred Securities	706,848	$622,230	84,618	-
Common Stocks	141,771	141,771	-	-
Short-Term Investments	15,402,012	15,240,083	161,929	-
Total Investments in
Securities	$321,878,639	$16,004,084	$297,745,135	$8,129,420
Other Financial instruments:
Forward foreign currency
contracts	($71,851)	-	($71,851)	-

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine months ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

16

		Foreign
	Corporate	Government	Convertible	Structured
	Bonds	Obligations	Bonds	Notes	Term Loans	Totals
Balance as of 7-31-10	-	$3,827,669	-	$8,542,379	-	$12,370,048
Realized gain (loss)	$15,575	174,748	-	621,453	$8	811,784
Change in unrealized
appreciation (depreciation)	31,618	(66,924)	$187	(79,648)	37,770	(76,997)
Purchases	1,019,828	-	13,000	3,839,255	2,548,151	7,420,234
Sales	(226,301)	(2,787,988)	-	(7,047,577)	(1,186,278)	(11,248,144)
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	(1,147,505)	-	-	-	(1,147,505)
Balance as of 4-30-11	$840,720	-	$13,187	$5,875,862	$1,399,651	$8,129,420
Change in unrealized at
period end*	$31,610	-	$187	$276,746	-

*Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds are value at their closing net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the

17

newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine months ended April 30, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and for exposure to foreign currency. The following table summarizes the contracts held at April 30, 2011. During the nine months ended April 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $5.0 million to $16.6 million, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED BY			UNREALIZED
	COVERED BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys

BRL	6,682,856	$4,136,999	Citibank N.A.	05/03/11	$110,939
CNY	3,708,000	555,756	Citibank N.A.	05/20/11	16,512
CNY	7,545,000	1,129,237	Citibank N.A.	08/09/11	43,327
CNY	7,545,000	1,167,957	Citibank N.A.	11/14/11	11,939

		$6,989,949			$182,717

Sells

BRL	6,682,856	$4,073,655	Citibank N.A.	05/03/11	($174,284)
BRL	2,504,940	1,588,927	Citibank N.A.	06/02/11	(1,374)
CNY	3,708,000	552,608	Citibank N.A.	05/20/11	(19,660)

18

CNY	7,545,000	1,160,769	Citibank N.A.	08/09/11	(11,795)
EUR	1,403,000	2,034,069	Citibank N.A.	05/25/11	(42,699)
EUR	73,000	105,747	Citibank N.A.	05/26/11	(2,307)
GBP	81,000	132,813	Citibank N.A.	05/25/11	(2,449)

		$9,648,588			($254,568)

Currency Abbreviations

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2011 by risk category:

	Financial Instruments	Asset Derivatives Fair	Liability Derivatives Fair
Risk	Location	Value	Value

	Foreign forward currency
Foreign exchange contracts	contracts	$182,717	($254,568)

Total		$182,717	($254,568)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global High Yield Fund.

352Q3 4/11
6/11

John Hancock

MUTUAL FUNDS

John Hancock Currency Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2011

Currency Strategies Fund
As of 4-30-11 (Unaudited)

Short-Term Investments 101.49%				$862,791,840

(Cost $862,791,840)

		Maturity	Par value
	Yield *	date		Value
U.S. Government 88.87%				755,490,468

U.S. Treasury Bill	0.1150%	08-18-11	48,000,000	47,975,313
U.S. Treasury Bill	0.1250%	06-16-11	148,000,000	147,942,444
U.S. Treasury Bill	0.1300%	06-16-11	66,000,000	65,970,208
U.S. Treasury Bill	0.1625%	09-22-11	235,000,000	234,847,250
U.S. Treasury Bill	0.1810%	06-16-11	59,000,000	58,946,308
U.S. Treasury Bill	0.1900%	06-30-11	200,000,000	199,808,945

			Shares	Value
Money Market Funds 12.62%				107,301,372

State Street Institutional Liquid Reserves Fund	0.1560%		107,301,372	107,301,372

Total investments (Cost $862,791,840)† 101.49%				$862,791,840

Other assets and liabilities, net (1.49%)				($12,671,801)

Total net assets 100.00%				$850,120,039

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents the annualized yield at the date of purchase.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $862,791,840.

There was no unrealized appreciation or depreciation on investment securities as of 4-30-11.

1

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are categorized as Level 2 under the hierarchy described above, except Money Market Funds, which are Level 1.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Investments by the Fund in open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine months ended April 30, 2011, the Fund used forward foreign currency contracts to gain exposure to foreign currencies. The following table summarizes the contracts held at April 30, 2011. During the nine months ended April 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging up to $4.2 billion, as measured at each quarter end.

2

		Principal Amount			Unrealized
	Principal Amount	Covered by		Settlement	Appreciation
Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys
Australian Dollar	26,212,265	$26,551,928	Barclays Bank PLC	6/15/2011	$2,023,377
Australian Dollar	39,178,404	41,430,809	J. Aron and Company	6/15/2011	1,279,535
Australian Dollar	16,686,328	16,693,267	Morgan Stanley Capital Services, Inc.	6/15/2011	1,497,337
Canadian Dollar	39,180,839	40,003,099	Barclays Bank PLC	6/15/2011	1,366,465
Canadian Dollar	32,027,867	32,714,049	J. Aron and Company	6/15/2011	1,102,964
Canadian Dollar	15,092,558	15,318,973	Morgan Stanley Capital Services, Inc.	6/15/2011	616,688
Euro	61,041,552	85,849,461	Barclays Bank PLC	6/15/2011	4,454,183
Euro	70,447,899	100,016,472	J. Aron and Company	6/15/2011	4,202,733
Euro	30,486,002	42,836,518	Morgan Stanley Capital Services, Inc.	6/15/2011	2,263,860
Japanese Yen	6,506,622,549	78,898,749	Barclays Bank PLC	6/15/2011	1,331,093
Japanese Yen	5,287,500,986	64,768,465	J. Aron and Company	6/15/2011	429,011
Japanese Yen	2,311,843,778	28,228,938	Morgan Stanley Capital Services, Inc.	6/15/2011	277,228
New Zealand Dollar	130,915,694	130,915,694	Barclays Bank PLC	6/15/2011	5,548,965
New Zealand Dollar	151,109,780	116,312,633	J. Aron and Company	6/15/2011	5,616,209
New Zealand Dollar	122,709,116	96,012,267	Morgan Stanley Capital Services, Inc.	6/15/2011	3,000,387
Pound Sterling	137,047,391	221,734,393	Barclays Bank PLC	6/15/2011	7,058,250
Pound Sterling	145,843,024	236,769,712	J. Aron and Company	6/15/2011	6,706,729
Pound Sterling	120,040,793	194,948,697	Morgan Stanley Capital Services, Inc.	6/15/2011	5,452,421
Swedish Krona	895,599,731	140,507,441	Barclays Bank PLC	6/15/2011	7,375,886
Swedish Krona	829,107,608	130,330,562	J. Aron and Company	6/15/2011	6,573,445
Swedish Krona	744,752,666	116,661,300	Morgan Stanley Capital Services, Inc.	6/15/2011	6,313,840
Swiss Franc	65,965,598	71,980,698	Barclays Bank PLC	6/15/2011	4,301,054
Swiss Franc	61,832,975	67,528,677	J. Aron and Company	6/15/2011	3,974,163
Swiss Franc	26,659,601	29,495,121	Morgan Stanley Capital Services, Inc.	6/15/2011	1,333,692

		$2,126,507,923			$84,099,515

		Principal Amount			Unrealized
	Principal Amount	Covered by		Settlement	Appreciation
Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Sells
Australian Dollar	175,836,950	$176,611,822	Barclays Bank PLC	6/15/2011	($15,076,860)
Australian Dollar	168,967,947	170,431,804	J. Aron and Company	6/15/2011	(13,768,634)
Australian Dollar	166,311,013	167,352,216	Morgan Stanley Capital Services, Inc.	6/15/2011	(13,951,764)
Canadian Dollar	54,942,038	56,443,763	Barclays Bank PLC	6/15/2011	(1,567,455)
Canadian Dollar	47,789,066	49,078,764	J. Aron and Company	6/15/2011	(1,379,902)
Canadian Dollar	30,853,757	31,699,825	Morgan Stanley Capital Services, Inc.	6/15/2011	(877,489)
Euro	68,358,273	96,700,697	Barclays Bank PLC	6/15/2011	(4,427,157)
Euro	54,346,872	76,173,073	J. Aron and Company	6/15/2011	(4,226,596)
Euro	37,802,723	53,185,684	Morgan Stanley Capital Services, Inc.	6/15/2011	(2,738,904)
Japanese Yen	9,790,633,827	118,996,076	Barclays Bank PLC	6/15/2011	(1,727,234)
Japanese Yen	8,571,512,264	104,002,012	J. Aron and Company	6/15/2011	(1,688,931)
Japanese Yen	5,595,855,056	68,130,483	Morgan Stanley Capital Services, Inc.	6/15/2011	(869,150)
New Zealand Dollar	57,295,174	42,448,949	Barclays Bank PLC	6/15/2011	(3,781,906)
New Zealand Dollar	56,763,951	42,043,007	J. Aron and Company	6/15/2011	(3,759,209)
New Zealand Dollar	49,088,596	36,353,252	Morgan Stanley Capital Services, Inc.	6/15/2011	(3,255,804)
Pound Sterling	30,749,043	50,023,113	Barclays Bank PLC	6/15/2011	(1,310,625)
Pound Sterling	23,057,159	37,516,052	J. Aron and Company	6/15/2011	(976,533)
Pound Sterling	13,742,445	22,300,841	Morgan Stanley Capital Services, Inc.	6/15/2011	(641,371)
Swedish Krona	535,868,294	84,056,447	Barclays Bank PLC	6/15/2011	(4,427,262)
Swedish Krona	447,092,383	70,366,447	J. Aron and Company	6/15/2011	(3,458,395)
Swedish Krona	113,554,483	17,743,754	Morgan Stanley Capital Services, Inc.	6/15/2011	(1,006,603)
Swiss Franc	91,954,299	100,822,541	Barclays Bank PLC	6/15/2011	(5,512,203)
Swiss Franc	118,726,741	132,034,636	J. Aron and Company	6/15/2011	(5,259,408)
Swiss Franc	52,648,302	57,077,411	Morgan Stanley Capital Services, Inc.	6/15/2011	(3,804,394)

		$1,861,592,669			($99,493,789)

3

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2011, by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives Fair	Derivatives Fair
Risk	Location	Value	Value

Foreign exchange	Foreign forward
contracts	currency contracts	$84,099,515	($99,493,789)

Total		$84,099,515	($99,493,789)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Currency Strategies Fund.

364Q3 4/11
6/11

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: June 20, 2011

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011